Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.7%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 9.181%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$2,877	$ 2,546,858
Alinea CLO, Ltd., Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	1,000	858,641
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	424,414
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 7.582%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,698,644
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.894%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,794,502
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,742,776
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,662,068
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	3,000	2,640,912
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	4,500	4,005,373
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,837,316
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	888,293
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 8.294%, (3 mo. USD LIBOR + 7.25%), 7/15/36(1)(2)	2,000	1,777,000
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	2,500	2,275,250
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,793,613
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 8.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	910,717
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 7.361%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,629,768
Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	819,034
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	$3,350	$ 2,739,905
Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	889,400
Carlyle CLO 17, Ltd., Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,750	1,501,330
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,697,364
Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,012,481
Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	864,630
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 7.563%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,500	1,323,253
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,691,326
Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	869,556
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	905,584
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,878,820
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 8.184%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,376,370
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	3,275	2,783,698
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 6.313%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	927,788
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	860,677
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,479,152
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 7.827%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,796,291
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 7.598%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,810,636
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	2,694,429
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 7.194%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	3,500	3,150,052

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	$1,500	$ 1,328,971
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,788,488
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 7.563%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	1,000	918,929
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 9.041%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	1,819,502
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,269	3,992,890
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,772,082
Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	881,583
Series 2019-1A, Class DR, 7.911%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	2,000	1,808,992
Series 2021-3A, Class E, 6.383%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,500	2,218,727
RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,055,165
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	411,521
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 10/15/32(1)(2)	2,000	1,698,238
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,549,128
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	865,370
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 8.044%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,578,092
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	777,179
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 7.833%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	484,129
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,417,415
Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	1,095,542
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 8.284%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	$2,000	$ 1,828,816
Total Asset-Backed Securities (identified cost $109,512,886)		$ 96,848,680

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 20,857,158
Total Closed-End Funds (identified cost $26,062,179)		$ 20,857,158

Collateralized Mortgage Obligations — 7.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$30	$ 30,337
Series 1497, Class K, 7.00%, 4/15/23	18	18,572
Series 1529, Class Z, 7.00%, 6/15/23	38	38,227
Series 1620, Class Z, 6.00%, 11/15/23	24	24,683
Series 1677, Class Z, 7.50%, 7/15/23	19	19,702
Series 1702, Class PZ, 6.50%, 3/15/24	334	339,583
Series 2113, Class QG, 6.00%, 1/15/29	194	201,426
Series 2122, Class K, 6.00%, 2/15/29	39	40,503
Series 2130, Class K, 6.00%, 3/15/29	27	27,695
Series 2167, Class BZ, 7.00%, 6/15/29	31	32,679
Series 2182, Class ZB, 8.00%, 9/15/29	315	333,739
Series 2198, Class ZA, 8.50%, 11/15/29	328	348,199
Series 2458, Class ZB, 7.00%, 6/15/32	415	444,015
Series 3762, Class SH, 7.877%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(3)	399	412,842
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,146,279
Series 4273, Class SP, 9.169%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(3)	503	494,870
Series 4678, Class PC, 3.00%, 1/15/46	3,235	3,239,962
Series 5028, Class TZ, 2.00%, 10/25/50	2,579	1,918,883
Series 5035, Class AZ, 2.00%, 11/25/50	7,905	5,703,697
Series 5083, Class SK, 2.997%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(3)	2,138	1,562,565
Series 5160, Class ZY, 3.00%, 10/25/50	2,422	2,107,948
Interest Only:(4)
Series 284, Class S6, 4.776%, (6.10% - 1 mo. USD LIBOR), 10/15/42(3)	1,283	167,973
Series 362, Class C7, 3.50%, 9/15/47	4,959	857,803
Series 362, Class C11, 4.00%, 12/15/47	4,751	912,698
Series 4067, Class JI, 3.50%, 6/15/27	981	58,235

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4070, Class S, 4.776%, (6.10% - 1 mo. USD LIBOR), 6/15/32(3)	$2,902	$ 316,758
Series 4088, Class EI, 3.50%, 9/15/41	254	2,574
Series 4094, Class CS, 4.676%, (6.00% - 1 mo. USD LIBOR), 8/15/42(3)	862	156,842
Series 4095, Class HS, 4.776%, (6.10% - 1 mo. USD LIBOR), 7/15/32(3)	642	53,909
Series 4109, Class ES, 4.826%, (6.15% - 1 mo. USD LIBOR), 12/15/41(3)	82	12,054
Series 4110, Class SA, 4.326%, (5.65% - 1 mo. USD LIBOR), 9/15/42(3)	2,471	279,095
Series 4149, Class S, 4.926%, (6.25% - 1 mo. USD LIBOR), 1/15/33(3)	1,593	194,327
Series 4188, Class AI, 3.50%, 4/15/28	786	40,089
Series 4203, Class QS, 4.926%, (6.25% - 1 mo. USD LIBOR), 5/15/43(3)	2,661	268,645
Series 4408, Class IP, 3.50%, 4/15/44	1,658	208,559
Series 4435, Class BI, 3.50%, 7/15/44	3,662	570,015
Series 4629, Class QI, 3.50%, 11/15/46	1,412	267,888
Series 4644, Class TI, 3.50%, 1/15/45	1,584	214,137
Series 4667, Class PI, 3.50%, 5/15/42	506	7,352
Series 4744, Class IO, 4.00%, 11/15/47	2,450	515,601
Series 4749, Class IL, 4.00%, 12/15/47	1,088	219,200
Series 4793, Class SD, 4.876%, (6.20% - 1 mo. USD LIBOR), 6/15/48(3)	5,006	693,531
Series 4966, Class SY, 4.426%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	12,678	1,955,640
Principal Only:(5)
Series 242, Class PO, 0.00%, 11/15/36	2,168	1,800,557
Series 259, Class PO, 0.00%, 4/15/39	1,344	1,119,126
Series 3606, Class PO, 0.00%, 12/15/39	1,428	1,153,798
Series 4417, Class KO, 0.00%, 12/15/43	186	124,576
Series 4478, Class PO, 0.00%, 5/15/45	664	526,913
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 5.374%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	493	494,716
Federal National Mortgage Association:
Series G93-35, Class ZQ, 6.50%, 11/25/23	338	343,499
Series G93-40, Class H, 6.40%, 12/25/23	75	76,631
Series 1992-185, Class ZB, 7.00%, 10/25/22	1	1,057
Series 1993-16, Class Z, 7.50%, 2/25/23	8	7,887
Series 1993-22, Class PM, 7.40%, 2/25/23	6	6,373
Series 1993-25, Class J, 7.50%, 3/25/23	15	15,064
Series 1993-30, Class PZ, 7.50%, 3/25/23	21	21,028
Series 1993-42, Class ZQ, 6.75%, 4/25/23	37	37,565
Series 1993-56, Class PZ, 7.00%, 5/25/23	6	6,510
Series 1993-156, Class ZB, 7.00%, 9/25/23	9	9,492
Series 1994-45, Class Z, 6.50%, 2/25/24	76	77,331
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1994-89, Class ZQ, 8.00%, 7/25/24	$106	$ 111,061
Series 1996-57, Class Z, 7.00%, 12/25/26	141	145,741
Series 1997-77, Class Z, 7.00%, 11/18/27	90	94,656
Series 1998-44, Class ZA, 6.50%, 7/20/28	92	96,808
Series 1999-45, Class ZG, 6.50%, 9/25/29	27	28,484
Series 2000-22, Class PN, 6.00%, 7/25/30	345	357,361
Series 2002-1, Class G, 7.00%, 7/25/23	11	11,229
Series 2002-21, Class PE, 6.50%, 4/25/32	243	262,653
Series 2005-75, Class CS, 17.706%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(3)	646	859,695
Series 2007-74, Class AC, 5.00%, 8/25/37	2,584	2,694,828
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(3)	251	253,816
Series 2011-109, Class PE, 3.00%, 8/25/41	302	301,196
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,457	1,269,445
Series 2013-6, Class TA, 1.50%, 1/25/43	1,465	1,386,664
Series 2013-67, Class NF, 2.624%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	947	946,161
Series 2014-64, Class PA, 3.00%, 3/25/44	136	136,245
Series 2017-15, Class LE, 3.00%, 6/25/46	787	786,846
Series 2017-48, Class LG, 2.75%, 5/25/47	1,632	1,547,022
Interest Only:(4)
Series 2011-101, Class IC, 3.50%, 10/25/26	2,396	107,227
Series 2011-101, Class IE, 3.50%, 10/25/26	793	34,752
Series 2012-33, Class CI, 3.50%, 3/25/27	1,435	53,714
Series 2012-118, Class IN, 3.50%, 11/25/42	3,351	692,465
Series 2012-124, Class IO, 1.057%, 11/25/42(6)	1,765	73,828
Series 2012-125, Class IG, 3.50%, 11/25/42	10,735	2,397,170
Series 2012-150, Class SK, 4.526%, (6.15% - 1 mo. USD LIBOR), 1/25/43(3)	2,051	384,894
Series 2013-12, Class SP, 4.026%, (5.65% - 1 mo. USD LIBOR), 11/25/41(3)	444	18,829
Series 2013-15, Class DS, 4.576%, (6.20% - 1 mo. USD LIBOR), 3/25/33(3)	4,969	479,161
Series 2013-16, Class SY, 4.526%, (6.15% - 1 mo. USD LIBOR), 3/25/43(3)	998	191,680
Series 2013-54, Class HS, 4.676%, (6.30% - 1 mo. USD LIBOR), 10/25/41(3)	268	4,236
Series 2013-64, Class PS, 4.626%, (6.25% - 1 mo. USD LIBOR), 4/25/43(3)	1,466	150,988
Series 2013-75, Class SC, 4.626%, (6.25% - 1 mo. USD LIBOR), 7/25/42(3)	2,208	107,871
Series 2014-32, Class EI, 4.00%, 6/25/44	414	70,669
Series 2014-55, Class IN, 3.50%, 7/25/44	915	182,006
Series 2014-89, Class IO, 3.50%, 1/25/45	1,137	257,895
Series 2015-52, Class MI, 3.50%, 7/25/45	1,048	212,025
Series 2018-21, Class IO, 3.00%, 4/25/48	4,420	816,968
Series 2019-1, Class AS, 4.376%, (6.00% - 1 mo. USD LIBOR), 2/25/49(3)	7,265	658,627

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-33, Class SK, 4.426%, (6.05% - 1 mo. USD LIBOR), 7/25/49(3)	$5,243	$ 554,141
Series 2020-23, Class SP, 4.426%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	4,115	633,671
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	1,368	1,121,187
Series 2006-8, Class WQ, 0.00%, 3/25/36	2,320	1,861,188
Government National Mortgage Association:
Series 2017-121, Class DF, 2.095%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	3,804	3,780,597
Series 2017-137, Class AF, 2.095%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,993	1,979,665
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,951	5,364,433
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,651	1,513,977
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,000	7,398,102
Interest Only:(4)
Series 2017-104, Class SD, 4.605%, (6.20% - 1 mo. USD LIBOR), 7/20/47(3)	2,926	335,783
Series 2020-151, Class AI, 2.00%, 10/20/50	12,899	1,658,038
Series 2020-154, Class PI, 2.50%, 10/20/50	11,876	1,619,518
Series 2020-176, Class HI, 2.50%, 11/20/50	13,919	2,010,575
Series 2021-131, Class QI, 3.00%, 7/20/51	12,405	1,459,563
Series 2021-193, Class IU, 3.00%, 11/20/49	25,630	3,140,915
Series 2021-209, Class IW, 3.00%, 11/20/51	16,913	2,018,160
Total Collateralized Mortgage Obligations (identified cost $127,133,188)		$ 87,915,883

Commercial Mortgage-Backed Securities — 6.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(6)	$910	$ 763,275
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(6)	3,505	2,895,083
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.493%, 2/15/50(1)(6)	2,200	1,755,214
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	2,000	1,865,244
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(6)	3,500	2,793,012
Series 2016-C7, Class D, 4.541%, 12/10/54(1)(6)	1,675	1,333,441
CGMS Commercial Mortgage Trust:
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	935,251
Series 2017-MDRB, Class C, 3.824%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	5,000	4,996,614
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(6)	$7,400	$ 7,206,921
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(6)	4,100	3,716,057
CSMC Trust:
Series 2016-NXSR, Class C, 4.598%, 12/15/49(6)	2,770	2,211,225
Series 2016-NXSR, Class D, 4.449%, 12/15/49(1)(6)	3,000	2,157,990
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 3.324%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	14	14,081
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,620	1,510,127
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	1,804,653
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.702%, 9/15/47(1)(6)	5,276	3,875,098
Series 2014-C23, Class D, 4.133%, 9/15/47(1)(6)	3,488	3,175,437
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(6)	4,400	3,226,070
Series 2015-C29, Class D, 3.684%, 5/15/48(6)	2,000	1,526,669
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.212%, 1/15/46(1)(6)	3,000	2,897,831
Series 2013-C16, Class D, 5.004%, 12/15/46(1)(6)	3,500	3,374,877
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	737,100
Series 2021-MHC, Class C, 2.624%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)	1,900	1,808,718
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 2.675%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(2)	2,100	1,997,493
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.281%, 7/15/50(1)(6)(7)	2,000	1,816,116
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	3,577	2,847,659
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)(7)	1,600	1,216,803
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(7)	4,489	2,548,865
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(7)	569	552,520
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(2)(7)	1,845	1,739,486
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 6.659%, 5/10/45(1)(6)	420	393,800
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.298%, 4/10/46(1)(6)	4,437	3,667,240
VMC Finance, LLC, Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	6,000	5,619,777
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.434%, 7/15/46(1)(6)	3,000	1,170,000
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,080,277
Series 2015-LC22, Class C, 4.706%, 9/15/58(6)	1,250	1,177,038

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$1,850	$ 1,408,651
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,021,111
Total Commercial Mortgage-Backed Securities (identified cost $94,951,997)		$ 85,836,824

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Global Services, LLC(9)(10)(11)	31	$ 136,771
		$ 136,771
Automotive — 0.0%(8)
Dayco Products, LLC(9)(10)(11)	27,250	$ 125,622
		$ 125,622
Containers and Glass Products — 0.2%
LG Newco Holdco, Inc.(10)(11)	166,175	$ 2,721,116
		$ 2,721,116
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(10)(11)	21,990	$ 24,739
Skillsoft Corp.(10)(11)	143,062	503,578
		$ 528,317
Health Care — 0.0%(8)
Akorn Holding Company, LLC, Class A(10)(11)	42,374	$ 254,244
		$ 254,244
Nonferrous Metals/Minerals — 0.0%(8)
ACNR Holdings, Inc., Class A(10)(11)	3,818	$ 284,441
		$ 284,441
Oil and Gas — 0.1%
AFG Holdings, Inc.(9)(10)(11)	29,751	$ 123,764
McDermott International, Ltd.(10)(11)	93,940	57,679
Nine Point Energy Holdings, Inc.(9)(10)(12)	29,787	0
QuarterNorth Energy, Inc.(10)(11)	10,461	1,320,701
		$ 1,502,144
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	74,443	$ 79,654
Security	Shares	Value
Radio and Television (continued)
Cumulus Media, Inc., Class A(10)(11)	50,522	$ 390,535
iHeartMedia, Inc., Class A(10)(11)	31,657	249,774
		$ 719,963
Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(9)(10)(11)	40,851	$ 0
Phillips Pet Holding Corp.(9)(10)(11)	582	200,208
		$ 200,208
Telecommunications — 0.0%(8)
GEE Acquisition Holdings Corp.(9)(10)(11)	37,259	$ 381,905
		$ 381,905
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(10)(11)	10,730	$ 160,950
		$ 160,950
Total Common Stocks (identified cost $9,327,335)		$ 7,015,681

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics — 0.0%(8)
SGL Carbon SE, 3.00%, 9/20/23(13)	EUR	300	$ 311,524
			$ 311,524
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 0.875%, 9/28/22(13)		1,000	$ 978,394
			$ 978,394
Technology — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25		1,124	$ 927,862
			$ 927,862
Total Convertible Bonds (identified cost $2,309,469)			$ 2,217,780

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Containers and Glass Products — 0.2%
LG Newco Holdco, Inc., Series A, 13.00%(10)(11)	25,199	$ 3,162,535
		$ 3,162,535
Electronics/Electrical — 0.0%(8)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(10)(11)	7,179	$ 48,461
		$ 48,461
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(9)(10)(12)	555	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $2,093,357)		$ 3,210,996

Corporate Bonds — 51.2%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.9%
Bombardier, Inc.:
7.125%, 6/15/26(1)		736	$ 609,187
7.875%, 4/15/27(1)		795	663,873
Moog, Inc., 4.25%, 12/15/27(1)		955	829,317
Rolls-Royce PLC, 5.75%, 10/15/27(1)		2,954	2,670,135
TransDigm UK Holdings PLC, 6.875%, 5/15/26		725	677,056
TransDigm, Inc.:
5.50%, 11/15/27		2,052	1,747,668
6.25%, 3/15/26(1)		2,408	2,328,608
7.50%, 3/15/27		1,862	1,758,920
			$ 11,284,764
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		707	$ 705,816
			$ 705,816
Air Transport — 0.8%
Air France-KLM, 1.875%, 1/16/25(13)	EUR	200	$ 177,046
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		3,023	2,788,113
5.75%, 4/20/29(1)		1,952	1,673,196
Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	$ 960,519
Deutsche Lufthansa AG:
3.00%, 5/29/26(13)	EUR	100	88,560
3.50%, 7/14/29(13)	EUR	100	79,234
Gatwick Airport Finance PLC, 4.375%, 4/7/26(13)	GBP	100	106,760
Heathrow Finance PLC, 5.25% to 12/1/23, 3/1/24(13)(14)	GBP	125	148,570
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		2,418	2,383,725
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	738,741
4.625%, 4/15/29(1)		1,276	1,086,763
			$ 10,231,227
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,639	$ 2,237,727
4.625%, 8/15/29(1)	CAD	717	474,689
			$ 2,712,416
Automotive — 1.7%
Adler Pelzer Holding GmbH, 4.125%, 4/1/24(13)	EUR	100	$ 81,577
Allison Transmission, Inc., 3.75%, 1/30/31(1)		426	342,172
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	423,772
4.75%, 3/1/30		1,134	933,787
5.00%, 2/15/32(1)		217	177,719
Clarios Global, L.P., 4.375%, 5/15/26(13)	EUR	500	459,469
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)		1,504	1,449,976
6.75%, 5/15/25(1)		432	428,496
8.50%, 5/15/27(1)		1,884	1,824,748
Dana Financing Luxembourg S.a.r.l., 3.00%, 7/15/29(13)	EUR	100	75,321
Faurecia S.E.:
2.75%, 2/15/27(13)	EUR	400	327,704
3.75%, 6/15/28(13)	EUR	260	211,228
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,122,634
4.75%, 1/15/43		274	196,058
7.45%, 7/16/31		457	464,696
9.625%, 4/22/30		201	224,465
General Motors Co., 5.00%, 4/1/35		495	441,797
GKN Holdings, Ltd., 4.625%, 5/12/32(13)	GBP	120	130,314

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		2,056	$ 1,705,590
5.25%, 7/15/31		1,657	1,334,440
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(15)		200	174,400
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(13)	EUR	100	95,073
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	554,369
4.375%, 1/15/31(1)		1,696	1,448,723
4.625%, 12/15/27(1)		514	472,014
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,087	825,917
Renault S.A.:
1.25%, 6/24/25(13)	EUR	300	273,584
2.375%, 5/25/26(13)	EUR	100	90,098
2.50%, 6/2/27(13)	EUR	200	169,040
Schaeffler AG, 3.375%, 10/12/28(13)	EUR	100	85,237
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,006,673
4.875%, 11/15/31(1)		1,081	814,764
TI Automotive Finance PLC, 3.75%, 4/15/29(13)	EUR	212	155,871
Tupy Overseas S.A., 4.50%, 2/16/31(1)		700	537,089
Volkswagen International Finance N.V., 3.875% to 6/17/29(13)(16)(17)	EUR	200	174,468
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	923,999
ZF North America Capital, Inc., 4.75%, 4/29/25(1)		200	185,046
			$ 21,342,328
Banks and Thrifts — 0.7%
Banco de Chile, 2.99%, 12/9/31(1)		445	$ 372,403
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(13)(17)		800	688,000
BankUnited, Inc., 5.125%, 6/11/30		481	466,373
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(17)		550	466,658
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(17)		410	344,158
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(17)		395	349,909
Commonwealth Bank of Australia, 3.784%, 3/14/32(1)		1,000	882,095
Deutsche Bank AG, 7.125% to 4/30/26(13)(16)(17)	GBP	500	542,931
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(13)		1,252	947,620
SVB Financial Group, 4.10% to 2/15/31(16)(17)		1,930	1,336,939
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(17)		1,500	1,382,461
Security	Principal Amount* (000's omitted)		Value
Banks and Thrifts (continued)
Unicaja Banco S.A., 4.875% to 11/18/26(13)(16)(17)	EUR	600	$ 483,780
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(17)		686	656,871
			$ 8,920,198
Beverage and Tobacco — 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/30		749	$ 702,815
4.50%, 6/1/50		751	676,397
BAT Capital Corp., 4.54%, 8/15/47		1,250	918,687
			$ 2,297,899
Brokerage/Securities Dealers/Investment Houses — 0.2%
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)		1,896	$ 1,741,448
Intrum AB, 3.50%, 7/15/26(13)	EUR	200	175,960
			$ 1,917,408
Building and Development — 1.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(1)		1,916	$ 1,592,187
5.75%, 5/15/26(1)		1,592	1,457,126
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,546	1,179,729
5.00%, 3/1/30(1)		2,150	1,824,759
Empire Communities Corp., 7.00%, 12/15/25(1)		1,627	1,287,656
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,323,792
HT Troplast GmbH, 9.25%, 7/15/25(13)	EUR	315	293,793
James Hardie International Finance DAC, 3.625%, 10/1/26(13)	EUR	300	291,572
Masonite International Corp., 5.375%, 2/1/28(1)		570	516,924
MDC Holdings, Inc., 2.50%, 1/15/31		837	618,629
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,149	926,069
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		672	533,764
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,187	885,134
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,066	841,985
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		3,078	2,610,113
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		1,100	865,249
6.125%, 7/1/29(1)		1,195	944,534
Standard Industries, Inc.:
2.25%, 11/21/26(13)	EUR	500	411,506
3.375%, 1/15/31(1)		1,634	1,208,430

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Standard Industries, Inc.: (continued)
4.375%, 7/15/30(1)		1,779	$ 1,406,451
5.00%, 2/15/27(1)		457	408,547
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,062	956,040
5.875%, 6/15/27(1)		808	746,071
Victoria PLC, 3.625%, 8/24/26(13)	EUR	485	397,024
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		439	351,806
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(15)		691	576,325
			$ 24,455,215
Business Equipment and Services — 1.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,177	$ 1,052,550
Allied Universal Holdco, LLC:
3.625%, 6/1/28(13)	EUR	100	79,668
4.625%, 6/1/28(1)		1,325	1,083,562
4.875%, 6/1/28(13)	GBP	100	96,060
9.75%, 7/15/27(1)		1,148	974,715
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,443	2,246,510
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28		447	386,423
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,433,840
7.125%, 7/31/26(13)		350	330,685
Iron Mountain, Inc.:
4.50%, 2/15/31(1)		750	615,000
5.00%, 7/15/28(1)		94	83,429
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 7/30/26(13)	EUR	264	234,652
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/25(13)	EUR	153	141,056
Terminix Co., LLC (The), 7.45%, 8/15/27		3,993	4,481,643
			$ 14,239,793
Cable and Satellite Television — 1.8%
Altice France S.A.:
3.375%, 1/15/28(13)	EUR	100	$ 78,765
5.125%, 7/15/29(1)		767	581,497
5.50%, 1/15/28(1)		841	680,041
5.50%, 10/15/29(1)		755	579,074
8.125%, 2/1/27(1)		4,904	4,522,224
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	1,850,625
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)
4.50%, 8/15/30(1)		2,140	$ 1,783,654
4.50%, 5/1/32		771	626,889
4.75%, 3/1/30(1)		1,789	1,535,526
4.75%, 2/1/32(1)		1,044	857,437
5.00%, 2/1/28(1)		1,755	1,625,402
5.375%, 6/1/29(1)		595	533,072
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		975	774,505
Comcast Corp., 1.95%, 1/15/31		1,000	832,807
CSC Holdings, LLC:
3.375%, 2/15/31(1)		698	518,024
5.875%, 9/15/22		1,085	1,081,159
6.50%, 2/1/29(1)		543	491,480
7.50%, 4/1/28(1)		619	518,499
UPC Holding B.V., 5.50%, 1/15/28(1)		593	507,718
UPCB Finance VII, Ltd., 3.625%, 6/15/29(13)	EUR	300	260,353
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		946	752,250
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(13)	GBP	100	110,612
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(13)	GBP	200	195,985
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		425	352,284
Ziggo B.V., 4.875%, 1/15/30(1)		628	534,194
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(13)	EUR	230	169,805
6.00%, 1/15/27(1)		745	660,245
			$ 23,014,126
Capital Markets — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 845,493
4.125%, 4/15/29(1)		733	644,450
Valmont Industries, Inc., 5.25%, 10/1/54		610	583,217
			$ 2,073,160
Chemicals and Plastics — 0.6%
Alpek SAB de CV, 4.25%, 9/18/29(1)		610	$ 549,464
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		826	660,635
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	453,606
Herens Midco S.a.r.l., 5.25%, 5/15/29(13)	EUR	156	108,082
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(13)	EUR	154	136,260
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		1,242	972,691

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
NOVA Chemicals Corp.: (continued)
4.875%, 6/1/24(1)		874	$ 832,461
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,307	1,107,356
OCI N.V., 3.625%, 10/15/25(13)	EUR	180	185,122
Valvoline, Inc.:
3.625%, 6/15/31(1)		802	643,124
4.25%, 2/15/30(1)		790	661,032
WR Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,472	1,282,833
			$ 7,592,666
Clothing/Textiles — 0.1%
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(13)	EUR	200	$ 194,374
PrestigeBidCo GmbH, 6.25%, 12/15/23(13)	EUR	265	270,662
William Carter Co. (The), 5.625%, 3/15/27(1)		811	760,884
			$ 1,225,920
Commercial Services — 1.1%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(13)(16)(17)	EUR	300	$ 252,484
APi Escrow Corp., 4.75%, 10/15/29(1)		1,079	872,792
Autostrade per l'Italia SpA, 2.00%, 12/4/28(13)	EUR	700	601,926
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)		792	659,981
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(13)	EUR	100	83,584
Block Financial, LLC, 3.875%, 8/15/30		988	889,543
EC Finance PLC, 3.00%, 10/15/26(13)	EUR	102	93,916
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,258	1,102,322
Korn Ferry, 4.625%, 12/15/27(1)		355	319,291
LABL, Inc.:
5.875%, 11/1/28(1)		507	410,316
8.25%, 11/1/29(1)		1,016	768,985
Loxam S.A.S.:
3.25%, 1/14/25(13)	EUR	200	189,667
4.25%, 4/15/24(13)	EUR	200	201,825
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		782	622,689
MoneyGram International, Inc., 5.375%, 8/1/26(1)		1,509	1,439,209
Mooney Group SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(13)	EUR	110	109,067
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,077,431
Nexi SpA, 1.75%, 10/31/24(13)	EUR	200	194,026
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,085	821,850
S&P Global, Inc., 2.90%, 3/1/32(1)		1,000	891,972
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Verisure Midholding AB, 5.25%, 2/15/29(13)	EUR	175	$ 140,269
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	1,945,062
			$ 13,688,207
Computers — 0.6%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$ 1,188,937
4.00%, 7/1/29(1)		717	626,382
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)		1,121	914,433
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,176	2,796,530
Seagate HDD Cayman:
3.125%, 7/15/29		865	679,967
5.75%, 12/1/34		995	877,393
			$ 7,083,642
Conglomerates — 0.1%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		406	$ 351,645
5.50%, 7/15/30(1)		1,135	1,023,399
			$ 1,375,044
Consumer Products — 0.1%
Central Garden & Pet Co.:
4.125%, 10/15/30		488	$ 401,031
5.125%, 2/1/28		214	192,414
			$ 593,445
Containers and Glass Products — 0.3%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(13)	EUR	200	$ 156,815
4.00%, 9/1/29(1)		1,177	948,109
Canpack S.A./Canpack U.S., LLC, 3.875%, 11/15/29(1)		2,027	1,584,404
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	609,942
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	715,136
Graphic Packaging International, LLC, 2.625%, 2/1/29(13)	EUR	100	85,697
Verallia S.A., 1.875%, 11/10/31(13)	EUR	100	78,423
			$ 4,178,526
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 364,816

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Toiletries (continued)
Edgewell Personal Care Co.: (continued)
5.50%, 6/1/28(1)		1,067	$ 972,912
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)		200	176,458
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)		643	530,347
			$ 2,044,533
Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,799	$ 2,282,529
Ferguson Finance PLC, 4.65%, 4/20/32(1)		600	566,485
Parts Europe S.A.:
4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(13)	EUR	128	126,103
6.50%, 7/16/25(13)	EUR	100	105,008
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,033,024
5.50%, 10/15/27(1)		935	867,212
			$ 5,980,361
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24		599	$ 553,735
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(16)(17)		410	376,688
BrightSphere Investment Group, Inc., 4.80%, 7/27/26		2,195	2,003,552
Cantor Fitzgerald, L.P., 4.50%, 4/14/27(1)		1,650	1,587,263
CI Financial Corp., 3.20%, 12/17/30		1,000	782,936
Coinbase Global, Inc.:
3.375%, 10/1/28(1)		227	143,532
3.625%, 10/1/31(1)		534	301,449
Discover Bank, 4.682% to 8/9/23, 8/9/28(17)		1,750	1,701,987
Enact Holdings, Inc., 6.50%, 8/15/25(1)		750	708,743
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(13)	EUR	600	583,184
5.375%, 2/15/26(13)	GBP	100	114,502
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,823	1,625,761
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,117,894
Jerrold Finco PLC, 4.875%, 1/15/26(13)	GBP	200	215,036
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(13)	EUR	245	249,199
Louvre Bidco S.A.S., 6.50%, 9/30/24(13)	EUR	400	401,889
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		1,209	1,159,890
PRA Group, Inc.:
5.00%, 10/1/29(1)		901	747,847
7.375%, 9/1/25(1)		1,566	1,525,652
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
ProGroup AG, 3.00%, 3/31/26(13)	EUR	400	$ 370,564
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		1,035	815,746
3.875%, 3/1/31(1)		600	451,287
Sherwood Financing PLC, 6.00%, 11/15/26(13)	GBP	150	147,204
Stifel Financial Corp., 4.00%, 5/15/30		769	715,267
Synchrony Financial, 4.875%, 6/13/25		602	595,906
UniCredit SpA:
5.861% to 6/19/27, 6/19/32(1)(17)		715	629,976
7.296% to 4/2/29, 4/2/34(1)(17)		500	459,944
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)		620	405,132
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		1,536	1,232,855
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(13)	EUR	3,200	2,906,259
3.50%, 11/1/25(13)	EUR	100	89,318
			$ 24,720,197
Drugs — 0.9%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		405	$ 333,649
5.125%, 3/1/30(1)		1,019	860,269
6.125%, 8/1/28(1)		685	606,848
Bausch Health Companies, Inc.:
5.25%, 1/30/30(1)		216	112,219
9.00%, 12/15/25(1)		1,536	1,139,067
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		649	496,485
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		1,550	1,174,761
Gruenenthal GmbH, 3.625%, 11/15/26(13)	EUR	300	285,300
Hikma Finance USA, LLC, 3.25%, 7/9/25(13)		1,250	1,188,150
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,222,180
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(13)	EUR	400	372,233
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,037	898,530
Perrigo Finance Unlimited Co., 4.40%, 6/15/30		2,836	2,534,763
			$ 11,224,454
Ecological Services and Equipment — 0.5%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 505,146
5.125%, 7/15/29(1)		332	301,903

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Covanta Holding Corp.:
4.875%, 12/1/29(1)		1,536	$ 1,252,009
5.00%, 9/1/30		319	261,093
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,442,269
3.75%, 8/1/25(1)		776	721,086
4.75%, 6/15/29(1)		2,095	1,736,860
Paprec Holding S.A., 3.50%, 7/1/28(13)	EUR	129	106,033
			$ 6,326,399
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		385	$ 394,507
Consolidated Edison Co. of New York, Inc., 4.125%, 5/15/49		400	353,189
ContourGlobal Power Holdings S.A., 4.125%, 8/1/25(13)	EUR	200	191,670
Drax Finco PLC, 6.625%, 11/1/25(1)		1,119	1,093,554
Duke Energy Corp., 3.50%, 6/15/51		1,061	801,497
Edison International, 3.55%, 11/15/24		614	599,580
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(13)(17)	EUR	300	305,292
FirstEnergy Corp.:
2.65%, 3/1/30		410	338,849
Series B, 4.40%, 7/15/27		1,630	1,540,456
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		526	431,848
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	969,514
Public Power Corp S.A., 3.875%, 3/30/26(13)	EUR	200	183,941
Southern California Edison Co., 4.00%, 4/1/47		845	687,064
Southern Co. (The):
4.40%, 7/1/46		971	845,907
5.113%, 8/1/27		1,994	2,012,430
Virginia Electric & Power Co., 4.00%, 1/15/43		410	359,459
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,023,872
7.25%, 6/15/28(1)		915	907,149
			$ 13,039,778
Electronics/Electrical — 0.9%
Electricite de France S.A., 2.875% to 12/15/26(13)(16)(17)	EUR	400	$ 326,960
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		960	817,114
II-VI, Inc., 5.00%, 12/15/29(1)		1,055	923,004
Imola Merger Corp., 4.75%, 5/15/29(1)		3,082	2,588,849
Jabil, Inc., 3.00%, 1/15/31		1,040	874,485
LogMeIn, Inc., 5.50%, 9/1/27(1)		74	51,699
Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Nobel Bidco B.V., 3.125%, 6/15/28(13)	EUR	150	$ 106,682
Open Text Corp., 3.875%, 2/15/28(1)		1,009	898,883
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	765,177
RWE AG, 6.625% to 3/30/26, 7/30/75(13)(17)		266	262,599
Sensata Technologies B.V., 5.00%, 10/1/25(1)		447	429,860
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,333,362
4.375%, 2/15/30(1)		627	534,808
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	483,757
Verisure Holding AB:
3.25%, 2/15/27(13)	EUR	200	173,821
5.00%, (3 mo. EURIBOR + 5.00%), 4/15/25(2)(13)	EUR	100	101,802
			$ 10,672,862
Energy — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,988	$ 1,923,420
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		2,374	2,154,634
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		884	730,377
4.50%, 4/30/30(1)		1,692	1,369,139
			$ 6,177,570
Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$ 880,451
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,215,882
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,205,467
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,517,330
			$ 4,819,130
Entertainment — 1.1%
Banijay Entertainment SASU, 3.50%, 3/1/25(13)	EUR	200	$ 187,680
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	412,728
6.25%, 7/1/25(1)		2,521	2,438,097
8.125%, 7/1/27(1)		1,589	1,538,668
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		1,751	1,597,105
CPUK Finance, Ltd.:
4.50%, 8/28/27(13)	GBP	100	109,496
4.875%, 8/28/25(13)	GBP	235	266,981
Gamma Bidco SpA:
5.125%, 7/15/25(13)	EUR	200	189,504
6.25%, 7/15/25(13)	EUR	100	97,975
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,721	1,457,787

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	$ 1,090,539
Magallanes, Inc., 5.05%, 3/15/42(1)		555	473,045
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(13)	GBP	200	212,419
Powdr Corp., 6.00%, 8/1/25(1)		1,402	1,398,600
Scientific Games International, Inc., 7.00%, 5/15/28(1)		1,647	1,547,958
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,343,142
			$ 14,361,724
Equipment Leasing — 0.0%(8)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 463,264
			$ 463,264
Financial Intermediaries — 2.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(16)(17)		1,647	$ 1,311,242
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(18)		765	49,725
10.00%, 12/19/22(1)(18)		200	11,950
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)		2,000	1,923,216
Citigroup, Inc., 3.98% to 3/20/29, 3/20/30(17)		1,700	1,591,400
Ford Motor Credit Co., LLC:
1.744%, 7/19/24	EUR	200	194,114
2.386%, 2/17/26	EUR	200	183,823
2.646% (3 mo. USD LIBOR + 1.235%), 2/15/23(2)		479	475,053
2.90%, 2/16/28		420	339,106
3.021%, 3/6/24	EUR	200	201,439
3.087%, 1/9/23		439	435,219
3.37%, 11/17/23		513	500,688
3.625%, 6/17/31		1,307	1,017,160
3.815%, 11/2/27		1,984	1,690,338
4.00%, 11/13/30		995	808,209
4.125%, 8/17/27		2,739	2,419,592
4.25%, 9/20/22		500	499,867
4.271%, 1/9/27		476	427,858
5.125%, 6/16/25		938	897,704
5.584%, 3/18/24		257	256,198
Goldman Sachs Group, Inc. (The), 3.615% to 3/15/27, 3/15/28(17)		1,496	1,416,949
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,614	1,433,224
6.25%, 5/15/26		1,095	1,027,318
6.375%, 12/15/25		820	776,667
JPMorgan Chase & Co.:
2.545% to 11/8/31, 11/8/32(17)		1,500	1,247,782
Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
JPMorgan Chase & Co.: (continued)
Series HH, 4.60% to 2/1/25(16)(17)		1,674	$ 1,417,913
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(17)		1,007	822,462
MSCI, Inc.:
3.625%, 9/1/30(1)		520	434,415
3.875%, 2/15/31(1)		899	771,243
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(17)		1,011	977,499
UBS Group AG, 4.375% to 2/10/31(1)(16)(17)		801	588,014
			$ 26,147,387
Financial Services — 0.7%
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)		1,100	$ 1,060,906
Bank of America Corp.:
1.922% to 10/24/30, 10/24/31(17)		1,819	1,454,652
3.846% to 3/8/32, 3/8/37(17)		1,210	1,047,228
Brookfield Finance, Inc., 4.70%, 9/20/47		1,050	921,949
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		1,000	907,366
Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(17)		1,515	1,457,353
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(13)		2,600	2,239,315
			$ 9,088,769
Food Products — 0.9%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(13)	GBP	200	$ 189,899
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		747	516,558
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	740,038
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,139	2,027,621
Kraft Heinz Foods Co.:
3.875%, 5/15/27		1,198	1,159,603
4.25%, 3/1/31		1,439	1,370,019
4.375%, 6/1/46		282	235,467
4.625%, 10/1/39		425	373,740
5.50%, 6/1/50		245	235,752
Nomad Foods Bondco PLC, 2.50%, 6/24/28(13)	EUR	336	277,735
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		2,387	1,869,773
Post Holdings, Inc.:
4.50%, 9/15/31(1)		900	738,720
4.625%, 4/15/30(1)		1,158	979,043
Premier Foods Financing PLC, 3.50%, 10/15/26(13)	GBP	125	132,944
Smithfield Foods, Inc., 3.00%, 10/15/30(1)		1,000	830,169
			$ 11,677,081

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,658,297
4.00%, 10/15/30(1)		2,705	2,179,513
4.375%, 1/15/28(1)		1,014	888,132
5.75%, 4/15/25(1)		372	374,790
IRB Holding Corp., 7.00%, 6/15/25(1)		615	602,946
US Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,609,010
			$ 7,312,688
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,595	$ 1,372,649
5.875%, 2/15/28(1)		1,004	940,136
			$ 2,312,785
Forest Products & Paper — 0.0%(8)
Glatfelter Corp., 4.75%, 11/15/29(1)		244	$ 171,057
			$ 171,057
Health Care — 3.7%
Amgen, Inc., 3.375%, 2/21/50		700	$ 536,397
Anthem, Inc., 3.125%, 5/15/50		500	378,500
Avantor Funding, Inc.:
2.625%, 11/1/25(13)	EUR	200	196,229
4.625%, 7/15/28(1)		1,046	961,619
Baxter International, Inc.:
3.50%, 8/15/46		500	393,686
3.95%, 4/1/30		500	479,675
Centene Corp.:
2.50%, 3/1/31		1,992	1,587,385
3.00%, 10/15/30		2,345	1,949,598
3.375%, 2/15/30		2,311	1,966,465
4.25%, 12/15/27		1,005	941,253
4.625%, 12/15/29		1,758	1,644,495
Chrome Bidco SASU, 3.50%, 5/31/28(13)	EUR	100	86,240
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)		432	329,063
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		369	262,085
Encompass Health Corp.:
4.625%, 4/1/31		683	554,056
4.75%, 2/1/30		639	536,405
Gilead Sciences, Inc., 2.60%, 10/1/40		750	549,512
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(13)	EUR	344	$ 298,596
4.75%, 10/15/28(1)		1,060	920,674
Grifols S.A., 3.20%, 5/1/25(13)	EUR	350	334,053
HCA, Inc.:
5.375%, 9/1/26		1,610	1,599,197
5.625%, 9/1/28		1,472	1,450,788
5.875%, 2/15/26		2,705	2,724,057
5.875%, 2/1/29		1,076	1,078,937
IQVIA, Inc.:
2.25%, 1/15/28(13)	EUR	250	217,801
5.00%, 10/15/26(1)		850	811,750
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)		989	848,675
6.75%, 4/15/25(1)		731	707,655
LifePoint Health, Inc., 5.375%, 1/15/29(1)		2,690	1,980,849
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		759	614,134
ModivCare, Inc., 5.875%, 11/15/25(1)		1,122	1,033,788
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,511	1,293,960
3.875%, 5/15/32(1)		1,450	1,218,857
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)		3,604	2,971,210
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,442	1,238,671
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51		750	584,587
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,322,585
Teleflex, Inc., 4.25%, 6/1/28(1)		318	287,854
Tenet Healthcare Corp.:
4.25%, 6/1/29(1)		613	518,095
4.375%, 1/15/30(1)		799	677,564
4.625%, 9/1/24(1)		268	257,674
4.875%, 1/1/26(1)		1,607	1,484,008
5.125%, 11/1/27(1)		1,607	1,449,040
6.125%, 10/1/28(1)		1,593	1,368,180
6.875%, 11/15/31		878	782,163
Thermo Fisher Scientific, Inc., 4.10%, 8/15/47		400	375,022
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,637	2,365,154
Varex Imaging Corp., 7.875%, 10/15/27(1)		959	913,213
			$ 47,081,454
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		1,582	$ 1,190,091
			$ 1,190,091

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 0.0%(8)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 390,799
			$ 390,799
Industrial Equipment — 0.1%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		2,000	$ 1,537,750
TK Elevator Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(13)	EUR	300	296,669
			$ 1,834,419
Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,831	$ 2,519,647
American National Group, Inc., 6.144%, 6/13/32(1)		1,085	1,076,101
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	828,385
Aon Corp./Aon Global Holdings PLC, 3.90%, 2/28/52		785	643,877
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	360,860
Athene Global Funding, 2.646%, 10/4/31(1)		1,100	879,360
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,274	998,853
GA Global Funding Trust, 2.90%, 1/6/32(1)		1,147	954,372
Galaxy Finco, Ltd., 9.25%, 7/31/27(13)	GBP	575	658,231
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	768,701
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(17)		250	199,809
Maple Grove Funding Trust I, 4.161%, 8/15/51(1)		860	671,354
Radian Group, Inc., 4.875%, 3/15/27		1,032	926,453
Stewart Information Services Corp., 3.60%, 11/15/31		1,116	926,966
			$ 12,412,969
Internet Software & Services — 0.4%
Cars.com, Inc., 6.375%, 11/1/28(1)		1,457	$ 1,229,453
CDK Global, Inc., 5.25%, 5/15/29(1)		1,444	1,423,993
Netflix, Inc.:
3.625%, 6/15/30(13)	EUR	350	318,267
5.375%, 11/15/29(1)		1,000	946,795
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,388,835
United Group B.V.:
4.00%, 11/15/27(13)	EUR	100	79,761
4.875%, 7/1/24(13)	EUR	100	95,566
			$ 5,482,670
Leisure Goods/Activities/Movies — 1.4%
Brunswick Corp., 5.10%, 4/1/52		845	$ 632,068
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	955,034
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Carnival Corp.: (continued)
6.00%, 5/1/29(1)		404	$ 285,236
7.625%, 3/1/26(1)		539	418,736
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,192,560
5.875%, 3/15/26(1)		414	369,785
8.75%, 5/1/25(1)		303	306,485
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(13)(15)	EUR	338	310,127
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,140,566
8.00%, 4/15/26(1)		861	768,477
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		1,167	1,002,400
Motion Finco S.a.r.l., 7.00%, 5/15/25(13)	EUR	300	298,062
National CineMedia, LLC:
5.75%, 8/15/26		1,186	547,179
5.875%, 4/15/28(1)		1,559	1,103,102
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		662	521,540
5.875%, 2/15/27(1)		517	443,007
7.75%, 2/15/29(1)		433	331,890
NCL Finance, Ltd., 6.125%, 3/15/28(1)		343	250,008
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,067	882,441
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		1,264	1,071,493
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		2,472	1,850,150
6.25%, 5/15/25(1)		1,690	1,426,140
7.00%, 2/15/29(1)		658	493,934
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	333,285
			$ 16,933,705
Lodging and Casinos — 0.4%
Accor S.A., 2.375%, 11/29/28(13)	EUR	200	$ 167,014
MGM Resorts International:
4.75%, 10/15/28		1,138	958,765
5.50%, 4/15/27		453	407,156
5.75%, 6/15/25		948	904,269
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		2,424	2,547,854
			$ 4,985,058

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Machinery — 0.0%(8)
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(13)	EUR	321	$ 270,856
			$ 270,856
Media — 0.5%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$ 1,198,682
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	166,127
8.375%, 5/1/27		324	258,567
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		543	428,517
6.25%, 6/15/25(1)		807	766,947
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)		756	603,874
Tele Columbus AG, 3.875%, 5/2/25(13)	EUR	300	265,137
Telenet Finance Luxembourg S.a.r.l., 3.50%, 3/1/28(13)	EUR	100	89,470
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,141	958,620
7.375%, 6/30/30(1)		391	382,599
Urban One, Inc., 7.375%, 2/1/28(1)		634	543,712
			$ 5,662,252
Metals/Mining — 1.0%
Arconic Corp., 6.125%, 2/15/28(1)		648	$ 606,434
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		2,658	2,643,527
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,216	2,913,809
Constellium N.V.:
4.25%, 2/15/26(13)	EUR	250	237,476
5.875%, 2/15/26(1)		490	458,150
Freeport Indonesia PT, 4.763%, 4/14/27(1)		200	192,400
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,483,648
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	909,523
6.125%, 4/1/29(1)		489	397,259
Novelis Corp.:
3.25%, 11/15/26(1)		690	584,343
4.75%, 1/30/30(1)		1,068	889,740
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(13)	EUR	300	249,158
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,289,327
			$ 12,854,794
Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,088,946
Security	Principal Amount* (000's omitted)	Value
Nonferrous Metals/Minerals (continued)
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	1,615	$ 1,530,127
New Gold, Inc., 7.50%, 7/15/27(1)	2,183	1,901,906
		$ 4,520,979
Oil and Gas — 4.3%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)	2,366	$ 2,359,477
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,570	1,528,199
BP Capital Markets America, Inc., 3.379%, 2/8/61	710	526,216
Buckeye Partners, L.P., 4.50%, 3/1/28(1)	530	447,057
Callon Petroleum Co.:
7.50%, 6/15/30(1)	601	553,930
8.00%, 8/1/28(1)	1,534	1,475,823
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)	232	209,964
6.875%, 4/1/27(1)	2,055	1,955,106
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	2,252	1,976,389
7.75%, 2/15/26(1)	1,166	1,110,533
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	1,519	1,364,652
CVR Energy, Inc., 5.75%, 2/15/28(1)	2,905	2,594,518
Diamondback Energy, Inc., 4.25%, 3/15/52	678	563,866
Energy Transfer, L.P., 6.25% to 2/15/23(16)(17)	300	225,253
Exxon Mobil Corp., 3.452%, 4/15/51	500	409,724
Halliburton Co., 5.00%, 11/15/45	245	225,211
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	700	615,923
6.00%, 4/15/30(1)	367	319,885
6.00%, 2/1/31(1)	560	483,700
Laredo Petroleum, Inc.:
9.50%, 1/15/25	414	411,075
10.125%, 1/15/28	622	616,598
Nabors Industries, Inc., 9.00%, 2/1/25(1)	1,091	1,087,094
Nabors Industries, Ltd.:
7.25%, 1/15/26(1)	617	548,066
7.50%, 1/15/28(1)	665	572,754
National Fuel Gas Co., 2.95%, 3/1/31	915	743,526
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	4,382	4,214,827
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,111	1,029,330
Occidental Petroleum Corp.:
6.20%, 3/15/40	480	473,794
6.625%, 9/1/30	1,511	1,559,080
8.50%, 7/15/27	1,965	2,165,597

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Occidental Petroleum Corp.: (continued)
8.875%, 7/15/30		1,685	$ 1,937,729
Parkland Corp.:
4.50%, 10/1/29(1)		376	305,515
4.625%, 5/1/30(1)		1,501	1,220,294
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		1,263	1,084,071
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)		2,538	2,656,969
Petrobras Global Finance B.V., 6.90%, 3/19/49		961	860,744
Petroleos Mexicanos:
6.75%, 9/21/47		1,365	847,604
6.84%, 1/23/30		142	112,114
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	835,505
7.125%, 1/15/26(1)		500	470,657
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,199,649
8.875%, 11/15/24(1)		441	430,769
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,272,556
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		2,169	2,051,111
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		1,038	890,210
4.875%, 2/1/31		233	212,831
5.50%, 3/1/30		224	214,145
6.50%, 7/15/27		566	580,730
Tervita Corp., 11.00%, 12/1/25(1)		768	836,621
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		1,001	882,407
UGI International, LLC, 2.50%, 12/1/29(13)	EUR	200	158,683
Valero Energy Corp., 4.00%, 4/1/29		620	587,015
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,555	1,293,350
Williams Cos., Inc. (The), 5.75%, 6/24/44		790	789,604
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(13)(16)(17)	EUR	600	445,061
			$ 54,543,111
Packaging & Containers — 0.1%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(13)	EUR	350	$ 301,770
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)		660	577,153
Schoeller Packaging B.V., 6.375%, 11/1/24(13)	EUR	200	176,203
Trivium Packaging Finance B.V., 3.75%, 8/15/26(13)	EUR	400	386,171
			$ 1,441,297
Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	$ 2,306,806
Diocle SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(13)	EUR	96	97,928
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,383	1,251,020
Rossini S.a.r.l., 3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(13)	EUR	300	293,070
			$ 3,948,824
Pipelines — 1.9%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$ 1,745,968
7.875%, 5/15/26(1)		879	879,611
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,307,203
4.50%, 10/1/29		1,722	1,540,630
Cheniere Energy, Inc., 4.625%, 10/15/28		1,553	1,403,578
DCP Midstream, L.P., 7.375% to 12/15/22(16)(17)		1,637	1,442,220
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,232,222
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		1,355	1,102,611
4.75%, 1/15/31(1)		1,086	869,197
6.00%, 7/1/25(1)		257	246,865
6.50%, 7/1/27(1)		702	653,970
7.50%, 6/1/30(1)		1,010	971,883
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		1,863	1,778,010
Magellan Midstream Partners, L.P., 4.20%, 10/3/47		300	247,439
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)		1,269	1,198,180
MPLX, L.P., 4.95%, 3/14/52		575	498,213
ONEOK, Inc., 4.50%, 3/15/50		546	438,460
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(16)(17)		1,711	1,231,920
TransCanada PipeLines, Ltd., 4.75%, 5/15/38		390	369,677
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)		1,116	979,234
3.875%, 11/1/33(1)		665	550,603
4.125%, 8/15/31(1)		992	850,635
Western Midstream Operating, L.P.:
4.50%, 3/1/28		148	134,181
4.55% to 11/1/29, 2/1/30(14)		1,187	1,030,073
4.75%, 8/15/28		150	137,288
			$ 23,839,871

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Private Equity — 0.0%(8)
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)		400	$ 308,419
			$ 308,419
Publishing — 0.2%
Adevinta ASA, 3.00%, 11/15/27(13)	EUR	100	$ 87,938
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		630	540,663
8.00%, 8/1/29(1)		2,032	1,649,323
			$ 2,277,924
Radio and Television — 0.8%
Audacy Capital Corp., 6.75%, 3/31/29(1)		1,627	$ 868,867
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(1)		740	626,761
7.75%, 4/15/28(1)		1,517	1,107,630
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		946	846,594
3.875%, 9/1/31(1)		951	759,074
5.00%, 8/1/27(1)		1,609	1,496,137
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		3,533	2,800,803
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,331,089
			$ 9,836,955
Real Estate Investment Trusts (REITs) — 1.4%
ADLER Group S.A., 2.25%, 1/14/29(13)	EUR	100	$ 49,892
Aedas Homes Opco SLU, 4.00%, 8/15/26(13)	EUR	105	93,164
American Assets Trust, L.P., 3.375%, 2/1/31		1,000	856,774
Broadstone Net Lease, LLC, 2.60%, 9/15/31		309	252,342
Corporate Office Properties, L.P., 2.90%, 12/1/33		452	350,818
EPR Properties:
3.60%, 11/15/31		600	474,946
3.75%, 8/15/29		565	470,764
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	517,557
3.75%, 9/15/30(1)		1,816	1,451,738
6.00%, 4/15/25(1)		716	686,877
Heimstaden Bostad AB, 3.00% to 10/29/27(13)(16)(17)	EUR	352	188,172
Neinor Homes S.A., 4.50%, 10/15/26(13)	EUR	100	85,683
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,121,731
Sabra Health Care, L.P., 3.20%, 12/1/31		823	654,058
Service Properties Trust, 4.75%, 10/1/26		995	726,445
Sun Communities Operating, L.P.:
2.30%, 11/1/28		245	209,792
2.70%, 7/15/31		261	210,626
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Sun Communities Operating, L.P.: (continued)
4.20%, 4/15/32		236	$ 214,866
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	284,759
4.125%, 8/15/30(1)		1,108	958,198
4.25%, 12/1/26(1)		1,653	1,513,164
4.50%, 9/1/26(1)		895	825,011
4.625%, 12/1/29(1)		2,359	2,113,322
5.625%, 5/1/24(1)		480	475,001
5.75%, 2/1/27(1)		2,073	1,970,811
Vornado Realty, L.P., 3.40%, 6/1/31		219	184,043
			$ 17,940,554
Retail — 0.9%
Arko Corp., 5.125%, 11/15/29(1)		2,276	$ 1,727,227
B&M European Value Retail S.A., 3.625%, 7/15/25(13)	GBP	200	207,197
Dick's Sporting Goods, Inc., 4.10%, 1/15/52		540	359,728
Dufry One B.V.:
2.00%, 2/15/27(13)	EUR	100	78,920
2.50%, 10/15/24(13)	EUR	200	190,585
3.375%, 4/15/28(13)	EUR	139	111,653
eG Global Finance PLC, 6.25%, 10/30/25(13)	EUR	300	283,164
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)		745	637,225
6.75%, 1/15/30(1)		1,988	1,531,516
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,112,536
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	781,520
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,652	1,262,103
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(13)(15)	EUR	130	131,831
Punch Finance PLC, 6.125%, 6/30/26(13)	GBP	125	127,818
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(13)	GBP	100	111,644
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	702,023
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,854	1,399,548
			$ 10,756,238
Retailers (Except Food and Drug) — 1.0%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		884	$ 765,845
6.75%, 7/1/36		437	350,384
6.875%, 11/1/35		2,079	1,695,362
6.95%, 3/1/33		1,027	821,701

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Bath & Body Works, Inc.: (continued)
7.60%, 7/15/37		488	$ 395,620
9.375%, 7/1/25(1)		182	184,922
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,389,627
Murphy Oil USA, Inc.:
4.75%, 9/15/29		170	153,324
5.625%, 5/1/27		560	549,713
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,119,875
7.75%, 2/15/29(1)		2,469	2,228,902
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,305,080
			$ 11,960,355
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 3.05%, 8/12/51		1,000	$ 746,647
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,361,486
			$ 2,108,133
Software and Services — 0.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		825	$ 715,687
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	1,107,831
Gartner, Inc.:
3.625%, 6/15/29(1)		427	370,674
3.75%, 10/1/30(1)		660	562,964
4.50%, 7/1/28(1)		908	835,360
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		1,459	1,408,701
VMware, Inc., 2.20%, 8/15/31		1,196	943,013
			$ 5,944,230
Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$ 458,812
Allegheny Technologies, Inc., 5.875%, 12/1/27		320	283,804
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,066,510
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,494	2,378,341
thyssenkrupp AG, 2.875%, 2/22/24(13)	EUR	100	100,810
TMS International Corp., 6.25%, 4/15/29(1)		1,365	993,879
			$ 5,282,156
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$ 182,518
5.00%, 12/1/29(1)		1,771	1,368,461
Security	Principal Amount* (000's omitted)		Value
Surface Transport (continued)
Stena International S.A., 6.125%, 2/1/25(1)		200	$ 190,541
			$ 1,741,520
Technology — 0.4%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(13)	EUR	265	$ 235,534
International Game Technology PLC:
4.125%, 4/15/26(1)		892	809,084
6.25%, 1/15/27(1)		976	951,210
6.50%, 2/15/25(1)		718	715,738
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)		2,297	1,916,950
Western Union Co. (The), 6.20%, 11/17/36		872	887,457
			$ 5,515,973
Telecommunications — 2.9%
Altice France Holding S.A.:
6.00%, 2/15/28(1)		719	$ 511,680
10.50%, 5/15/27(1)		1,599	1,344,855
Arqiva Broadcast Finance PLC, 6.75%, 9/30/23(13)	GBP	300	349,201
AT&T, Inc., 3.55%, 9/15/55		1,589	1,193,188
Ciena Corp., 4.00%, 1/31/30(1)		883	763,190
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,433,609
DKT Finance ApS, 9.375%, 6/17/23(1)		662	642,140
eircom Finance DAC, 3.50%, 5/15/26(13)	EUR	200	178,152
Iliad Holding SASU:
5.625%, 10/15/28(13)	EUR	236	211,468
6.50%, 10/15/26(1)		989	891,851
7.00%, 10/15/28(1)		811	706,746
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		840	703,000
6.75%, 10/15/27(1)		482	450,904
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	321,668
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(13)	EUR	543	477,198
Matterhorn Telecom S.A., 3.125%, 9/15/26(13)	EUR	200	179,025
NBN Co., Ltd., 2.625%, 5/5/31(1)		1,000	854,017
Nokia Oyj, 6.625%, 5/15/39		600	594,402
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(13)	EUR	300	276,759
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		611	473,940
Rogers Communications, Inc., 4.35%, 5/1/49		650	553,027
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)		314	268,243
SES S.A., 5.30%, 4/4/43(1)		186	158,753
SoftBank Group Corp., 2.875%, 1/6/27(13)	EUR	200	162,889

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Sprint Capital Corp., 6.875%, 11/15/28		1,951	$ 2,057,349
Sprint Communications, Inc., 6.00%, 11/15/22		365	367,685
Sprint Corp.:
7.625%, 2/15/25		1,785	1,863,938
7.625%, 3/1/26		993	1,048,426
7.875%, 9/15/23		7,378	7,628,852
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	813,690
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(13)	EUR	135	109,912
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(13)	EUR	150	137,588
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	130	141,593
Telecom Italia SpA:
1.625%, 1/18/29(13)	EUR	100	76,467
2.50%, 7/19/23(13)	EUR	400	415,470
2.75%, 4/15/25(13)	EUR	256	249,702
3.00%, 9/30/25(13)	EUR	240	233,928
5.303%, 5/30/24(1)		1,118	1,077,059
Telefonica Europe B.V.:
2.875% to 6/24/27(13)(16)(17)	EUR	100	84,445
2.88% to 2/24/28(13)(16)(17)	EUR	200	161,797
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	767,392
2.625%, 2/15/29		1,064	898,529
2.875%, 2/15/31		638	530,880
3.60%, 11/15/60		750	548,243
4.75%, 2/1/28		1,045	1,015,008
Viasat, Inc., 5.625%, 4/15/27(1)		476	412,467
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	728,544
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(13)	EUR	200	162,158
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(13)(17)	GBP	350	392,799
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(13)	EUR	250	198,416
			$ 36,822,242
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,395,782
FedEx Corp., 4.10%, 2/1/45		500	419,780
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	161,187
Getlink SE, 3.50%, 10/30/25(13)	EUR	315	316,441
Seaspan Corp., 5.50%, 8/1/29(1)		1,654	1,321,852
			$ 3,615,042
Utilities — 1.3%
AES Corp. (The), 2.45%, 1/15/31		556	$ 447,732
Calpine Corp.:
3.75%, 3/1/31(1)		600	489,270
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Calpine Corp.: (continued)
4.50%, 2/15/28(1)	1,073	$ 976,277
4.625%, 2/1/29(1)	680	566,872
5.00%, 2/1/31(1)	910	736,904
5.125%, 3/15/28(1)	1,511	1,333,828
5.25%, 6/1/26(1)	344	327,428
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	838	670,358
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	60	57,519
4.50%, 9/15/27(1)	1,207	1,120,011
NRG Energy, Inc.:
3.375%, 2/15/29(1)	664	536,648
3.625%, 2/15/31(1)	1,107	870,268
3.875%, 2/15/32(1)	1,466	1,167,644
5.25%, 6/15/29(1)	673	601,955
5.75%, 1/15/28	1,455	1,325,185
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	1,497	1,358,707
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	939	788,351
5.00%, 7/31/27(1)	1,278	1,164,437
5.125%, 5/13/25(1)	2,000	1,983,980
		$ 16,523,374
Total Corporate Bonds (identified cost $740,124,000)		$ 643,498,103

Preferred Stocks — 0.2%
Security	Shares	Value
Building and Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%(11)	40,000	$ 683,200
		$ 683,200
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(9)(10)(11)	1,932	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(10)(11)	1,803	$ 808,646
		$ 808,646

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pipelines — 0.0%(8)
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(2)	28,087	$ 578,311
		$ 578,311
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(9)(10)(11)	1,136	$ 0
Series B, 10.00% (PIK)(9)(10)(11)	4,631	0
		$ 0
Telecommunications — 0.0%(8)
United States Cellular Corp., 6.25%(11)	18,950	$ 388,475
		$ 388,475
Total Preferred Stocks (identified cost $2,501,546)		$ 2,458,632

Senior Floating-Rate Loans — 52.7%(19)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	204	$ 194,084
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	756,930
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	962,367
Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(20)		731	701,064
Dynasty Acquisition Co., Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26		649	600,453
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26		349	322,824
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(21)		172	166,423
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(9)		219	170,922
Spirit Aerosystems, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 1/15/25		493	481,146
TransDigm, Inc.:
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 8/22/24		1,343	1,297,165
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 12/9/25		5,405	5,145,616
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
WP CPP Holdings, LLC, Term Loan, 4.99%, (3 mo. USD LIBOR + 3.75%), 4/30/25		6,506	$ 5,541,078
			$ 16,340,072
Airlines — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27		750	$ 744,961
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		1,950	1,934,156
			$ 2,679,117
Auto Components — 1.4%
Adient US, LLC, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/10/28		866	$ 809,222
American Axle and Manufacturing, Inc., Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), 4/6/24		1,774	1,720,664
Chassix, Inc., Term Loan, 7.325%, (USD LIBOR + 5.50%), 11/15/23(20)		1,432	1,215,237
Clarios Global, L.P., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,450	1,378,143
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,140	1,048,325
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(21)	EUR	96	89,655
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	557,194
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	289,756
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28		132	121,531
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28		691	638,040
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	1,000	982,453
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		645	599,966
LTI Holdings, Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,374	3,137,684
Term Loan, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26		195	181,858
Term Loan, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26		325	305,353
Term Loan - Second Lien, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26		197	185,063
Tenneco, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,643	3,506,267

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
TI Group Automotive Systems, LLC, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	525	$ 524,178
Wheel Pros, LLC, Term Loan, 6.095%, (1 mo. USD LIBOR + 4.50%), 5/11/28		893	741,398
			$ 18,031,987
Automobiles — 0.2%
MajorDrive Holdings IV, LLC:
Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28		446	$ 403,549
Term Loan, 7.05%, (SOFR + 5.50%), 6/1/29		1,646	1,483,345
Thor Industries, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 3.00%), 2/1/26		803	786,795
			$ 2,673,689
Beverages — 0.0%(8)
City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28		645	$ 575,218
			$ 575,218
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26		1,093	$ 1,043,755
Alltech, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/13/28		473	445,449
			$ 1,489,204
Building Products — 0.3%
ACProducts, Inc., Term Loan, 6.062%, (USD LIBOR + 4.25%), 5/17/28(20)		1,757	$ 1,369,557
LHS Borrower, LLC, Term Loan, 6.375%, (SOFR + 4.75%), 2/16/29		1,852	1,680,293
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		1,128	1,094,368
			$ 4,144,218
Capital Markets — 1.7%
Advisor Group, Inc., Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,146	$ 1,092,640
Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	1,250	1,198,593
Aretec Group, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 10/1/25		2,324	2,215,274
Brookfield Property REIT, Inc., Term Loan, 4.125%, (SOFR + 2.50%), 8/27/25		784	753,047
CeramTec AcquiCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/16/29	EUR	760	722,775
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Citco Funding, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 9/28/23		3,863	$ 3,757,033
EIG Management Company, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 2/22/25		263	255,413
FinCo I, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/27/25		851	812,211
Focus Financial Partners, LLC, Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 7/3/24		2,938	2,822,356
Franklin Square Holdings, L.P., Term Loan, 3.938%, (1 mo. USD LIBOR + 2.25%), 8/1/25		529	510,845
Greenhill & Co., Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/12/24		888	874,803
Guggenheim Partners, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 7/21/23		2,637	2,582,051
Hudson River Trading, LLC, Term Loan, 4.64%, (SOFR + 3.00%), 3/20/28		2,199	2,059,038
Mariner Wealth Advisors, LLC:
Term Loan, 1.625%, 8/18/28(21)		43	40,500
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		62	58,708
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		434	410,337
Term Loan, 4.623%, (SOFR + 3.25%), 8/18/28		257	242,392
Victory Capital Holdings, Inc., Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		904	869,294
			$ 21,277,310
Chemicals — 1.9%
Aruba Investments, Inc., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	988	$ 962,411
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	1,000	990,313
Caldic B.V., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 2/3/29	EUR	1,000	973,284
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		21	18,634
Flint Group US, LLC, Term Loan, 6.136%, (3 mo. USD LIBOR + 5.00%), 5.386% cash, 0.75% PIK, 9/21/23		128	112,722
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28		198	179,391
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	196,360
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 8/28/26		220	213,469
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	1,203	1,206,230
INEOS Quattro Holdings UK Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	959,747

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution Group GmbH, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 1/29/27	EUR	1,000	$ 958,219
INEOS Styrolution US Holding, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/29/26		2,327	2,201,451
INEOS US Finance, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 11/8/28		623	593,045
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29		449	428,676
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	500	489,262
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	1,000	903,656
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		1,735	1,558,935
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,000	999,045
Messer Industries GmbH, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 3/2/26		1,360	1,305,407
Momentive Performance Materials, Inc., Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 5/15/24		461	446,544
Olympus Water US Holding Corporation, Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28		374	351,619
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,000	982,890
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28		372	364,278
Rohm Holding GmbH:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	500	440,139
Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26		931	781,722
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25		2,264	2,142,774
Tronox Finance, LLC, Term Loan, 4.402%, (USD LIBOR + 2.25%), 3/10/28(20)		1,318	1,258,573
Venator Materials Corporation, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 8/8/24		405	384,066
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		1,119	1,057,809
			$ 23,460,671
Commercial Services & Supplies — 2.3%
Allied Universal Holdco, LLC:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	993	$ 921,520
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/12/28		2,720	2,504,445
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Aramark Services, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/11/25		933	$ 893,413
Asplundh Tree Expert, LLC, Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,105	1,072,942
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		4,750	4,452,835
Harsco Corporation, Term Loan, 3.938%, (1 mo. USD LIBOR + 2.25%), 3/10/28		396	367,290
IRI Holdings, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 12/1/25		9,805	9,739,456
LABL, Inc., Term Loan, 6.666%, (1 mo. USD LIBOR + 5.00%), 10/29/28		721	664,567
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		1,967	1,288,651
PECF USS Intermediate Holding III Corporation, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 12/15/28		647	586,441
Phoenix Services International, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/1/25		862	654,930
Prime Security Services Borrower, LLC, Term Loan, 3.557%, (USD LIBOR + 2.75%), 9/23/26(20)		1,525	1,429,178
SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	488,934
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28		1,886	1,807,963
Tempo Acquisition, LLC, Term Loan, 4.525%, (SOFR + 3.00%), 8/31/28		837	793,995
Werner FinCo, L.P., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 7/24/24		1,001	945,739
			$ 28,612,299
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,775	$ 1,603,247
Digi International, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		422	412,816
Plantronics, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 7/2/25		1,187	1,172,100
Tiger Acquisition, LLC, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 6/1/28		496	443,523
			$ 3,631,686
Construction Materials — 0.5%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29		900	$ 803,250

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 4.291%, (1 mo. USD LIBOR + 2.625%), 2/1/27		2,930	$ 2,762,144
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 6/11/28		2,170	2,054,984
			$ 5,620,378
Containers & Packaging — 0.9%
Berlin Packaging, LLC, Term Loan, 4.889%, (USD LIBOR + 3.75%), 3/11/28(20)		1,241	$ 1,161,535
BWAY Holding Company, Term Loan, 4.312%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,505	2,363,013
Clydesdale Acquisition Holdings, Inc., Term Loan, 5.875%, (SOFR + 4.25%), 4/13/29		575	540,800
Kouti B.V., Term Loan, 3.175%, (3 mo. EURIBOR + 3.175%), 8/31/28	EUR	2,000	1,870,591
Pregis TopCo Corporation, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 7/31/26		634	598,894
Pretium PKG Holdings, Inc.:
Term Loan, 5.044%, (USD LIBOR + 4.00%), 10/2/28(20)		622	563,315
Term Loan - Second Lien, 7.793%, (USD LIBOR + 6.75%), 10/1/29(20)		350	303,625
Proampac PG Borrower, LLC, Term Loan, 5.008%, (3 mo. USD LIBOR + 3.75%), 11/3/25		569	528,768
Reynolds Group Holdings, Inc.:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,354	1,267,469
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/24/28		968	905,030
Trident TPI Holdings, Inc.:
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/17/24		813	786,018
Term Loan, 5.597%, (3 mo. USD LIBOR + 4.00%), 9/15/28(21)		99	93,029
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/15/28		695	653,644
			$ 11,635,731
Distributors — 0.2%
Autokiniton US Holdings, Inc., Term Loan, 5.62%, (1 mo. USD LIBOR + 4.50%), 4/6/28		520	$ 482,068
Phillips Feed Service, Inc., Term Loan, 8.509%, (3 mo. USD LIBOR + 7.00%), 11/13/24(9)		107	85,677
White Cap Buyer, LLC, Term Loan, 5.275%, (SOFR + 3.75%), 10/19/27		2,069	1,906,959
			$ 2,474,704
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.3%
Ascend Learning, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/11/28		647	$ 599,860
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,236	2,089,684
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25		425	409,594
Sotheby's, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27		444	426,262
			$ 3,525,400
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 979,833
Sandy BidCo B.V., Term Loan, 6/12/28(22)	EUR	1,000	970,227
Zephyr Bidco Limited, Term Loan, 5.971%, (SONIA + 4.75%), 7/23/25	GBP	775	827,840
			$ 2,777,900
Diversified Telecommunication Services — 2.9%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27		7,215	$ 6,648,319
eircom Finco S.a.r.l., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 5/15/26	EUR	1,786	1,709,505
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25		329	327,170
Term Loan - Second Lien, 10.40%, (3 mo. USD LIBOR + 8.25%), 3.65% cash, 6.75% PIK, 3/23/26		690	620,606
Numericable Group S.A.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	499	480,329
Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		2,043	1,867,611
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,672,136
UPC Broadband Holding B.V.:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,428,094
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	2,908,061
Term Loan, 3.574%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	853,425
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,025	2,871,230

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol, LLC, Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	$ 1,102,563
Virgin Media Ireland Limited, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,000	954,618
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	1,226,442
Term Loan, 4.19%, (SONIA + 3.25%), 11/15/27	GBP	1,500	1,656,289
Zayo Group Holdings, Inc.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	978	906,568
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,171	1,949,153
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	3,517,182
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28		4,150	3,877,656
			$ 36,576,957
Electrical Equipment — 0.2%
AZZ Incorporated, Term Loan, 5.875%, (SOFR + 4.25%), 5/13/29		450	$ 433,125
GrafTech Finance, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/12/25		978	946,551
II-VI Incorporated, Term Loan, 1/14/28(22)		1,000	960,500
			$ 2,340,176
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 11/3/28		1,542	$ 1,406,018
CPI International, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 7/26/24		655	646,730
Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		975	853,125
EXC Holdings III Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24		650	624,640
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	950	934,402
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		695	658,276
Robertshaw US Holding Corp., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 2/28/25		1,005	827,758
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,232	1,124,608
Verisure Holding AB, Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	1,000	954,508
			$ 8,030,065
Borrower/Description	Principal Amount* (000's omitted)	Value
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 13.049%, (1 mo. USD LIBOR + 13.00%), 12/29/23(21)	104	$ 51,799
Term Loan, 15.25%, (3 mo. USD LIBOR + 13.00%), 10.25% cash, 5.00% PIK, 12/31/23	825	409,388
Lealand Finance Company B.V., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 2.666% cash, 3.00% PIK, 6/30/25	224	114,819
		$ 576,006
Engineering & Construction — 0.4%
Aegion Corporation, Term Loan, 6.273%, (1 mo. USD LIBOR + 4.75%), 5/17/28	471	$ 432,544
Amentum Government Services Holdings, LLC:
Term Loan, 5.295%, (SOFR + 4.00%), 2/15/29	750	715,312
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 1/29/27	1,005	958,042
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27	566	530,977
APi Group DE, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,433	1,379,157
Artera Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/6/25	440	349,183
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.403%, (3 mo. USD LIBOR + 4.25%), 6/21/24	570	496,042
Northstar Group Services, Inc., Term Loan, 7.166%, (1 mo. USD LIBOR + 5.50%), 11/12/26	221	212,647
		$ 5,073,904
Entertainment — 1.1%
Alchemy Copyrights, LLC, Term Loan, 4.062%, (1 mo. USD LIBOR + 3.00%), 3/10/28	467	$ 452,704
AMC Entertainment Holdings, Inc., Term Loan, 4.20%, (1 mo. USD LIBOR + 3.00%), 4/22/26	1,814	1,531,372
City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28	1,372	1,268,695
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25	335	213,267
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26	1,500	925,950
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	210	218,849
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(23)	280	314,020

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Delta 2 (LUX) S.a.r.l., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 2/1/24		1,125	$ 1,098,741
Playtika Holding Corp., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,187	2,064,898
Renaissance Holding Corp.:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,691	1,603,304
Term Loan, 5.581%, (SOFR + 4.50%), 3/30/29		175	167,708
Term Loan - Second Lien, 8.666%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	186,250
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		2,833	2,649,013
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,081	817,665
			$ 13,512,436
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 1/2/26		886	$ 849,153
			$ 849,153
Food & Staples Retailing — 0.2%
BJ's Wholesale Club, Inc., Term Loan, 3.255%, (1 mo. USD LIBOR + 2.00%), 2/3/24		487	$ 484,756
US Foods, Inc., Term Loan, 3.575%, (3 mo. USD LIBOR + 2.00%), 9/13/26		1,678	1,580,264
			$ 2,065,020
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 6.383%, (1 mo. USD LIBOR + 4.75%), 10/1/25		596	$ 512,626
Badger Buyer Corp., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/30/24		381	352,425
CHG PPC Parent, LLC:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	1,964,906
Term Loan, 4.688%, (1 mo. USD LIBOR + 3.00%), 12/8/28		474	447,753
Del Monte Foods, Inc., Term Loan, 5.684%, (SOFR + 4.25%), 5/16/29		450	425,625
Froneri International, Ltd.:
Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 1/29/27	EUR	1,275	1,185,821
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,156	1,992,504
H Food Holdings, LLC:
Term Loan, 5.354%, (1 mo. USD LIBOR + 3.6875%), 5/23/25		744	671,553
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
H Food Holdings, LLC: (continued)
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 5/23/25		458	$ 414,256
Monogram Food Solutions, LLC, Term Loan, 5.688%, (1 mo. USD LIBOR + 4.00%), 8/28/28		547	518,519
Nomad Foods Europe Midco Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	2,847,803
Shearer's Foods, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/23/27		393	356,907
Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		497	470,024
Sunshine Investments B.V., Term Loan, 4.441%, (SONIA + 3.50%), 3/28/25	GBP	750	908,410
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	750	717,191
Valeo F1 Company Limited (Ireland), Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	1,000	876,675
			$ 14,662,998
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28		746	$ 710,803
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27		525	500,300
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28		1,040	810,810
Medline Borrower, L.P., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	971,101
			$ 2,993,014
Health Care Providers & Services — 3.0%
ADMI Corp., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,776	$ 1,640,075
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28		1,070	1,024,166
Biogroup-LCD, Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), 2/9/28	EUR	750	699,507
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25		3,701	2,661,163
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28		519	500,651
Cerba Healthcare S.A.S., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,250	1,166,936
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28		1,092	1,028,634
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27		938	792,716

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	500	$ 490,244
Electron BidCo, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 11/1/28		798	748,790
Elsan S.A.S., Term Loan, 3.35%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,454,031
Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,323	1,283,671
Envision Healthcare Corporation, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/10/25		8,827	3,081,660
Hanger, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,024	992,928
IVC Acquisition, Ltd., Term Loan, 5.191%, (SONIA + 4.25%), 2/13/26	GBP	1,000	1,110,026
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28		721	687,110
MDVIP, Inc., Term Loan, 5.345%, (1 mo. USD LIBOR + 3.75%), 10/16/28		274	261,054
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(21)		236	221,643
Term Loan, 6.377%, (6 mo. USD LIBOR + 3.50%), 11/1/28		1,236	1,160,719
Mehilainen Yhtiot Oy, Term Loan, 3.525%, (3 mo. EURIBOR + 3.525%), 8/11/25	EUR	1,000	978,086
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28		469	431,537
National Mentor Holdings, Inc.:
Term Loan, 5.747%, (USD LIBOR + 3.75%), 3/2/28(20)		2,057	1,809,847
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		58	51,312
Option Care Health, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 10/27/28		423	406,753
Pacific Dental Services, LLC, Term Loan, 4.759%, (1 mo. USD LIBOR + 3.25%), 5/5/28		495	475,819
Pediatric Associates Holding Company, LLC:
4.085%, (USD LIBOR + 3.25%), 12/29/28(20)(21)		72	67,941
Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		476	447,851
PetVet Care Centers, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/14/25		149	140,789
Phoenix Guarantor, Inc.:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,892	1,771,735
Term Loan, 5.142%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,307	1,224,161
Radiology Partners, Inc., Term Loan, 5.87%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,197	1,078,215
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 4.629%, (1 mo. USD LIBOR + 3.00%), 4/21/28		1,015	$ 964,436
Ramsay Generale de Sante S.A., Term Loan, 2.80%, (3 mo. EURIBOR + 2.80%), 4/22/27	EUR	500	492,536
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25		2,968	2,844,591
Sound Inpatient Physicians, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/27/25		480	438,450
Surgery Center Holdings, Inc., Term Loan, 4.95%, (1 mo. USD LIBOR + 3.75%), 8/31/26		1,048	979,113
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	487,297
U.S. Anesthesia Partners, Inc., Term Loan, 5.312%, (1 mo. USD LIBOR + 4.25%), 10/1/28		1,512	1,417,259
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28		673	635,270
			$ 38,148,722
Health Care Technology — 1.0%
Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		914	$ 880,848
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24		5,019	4,893,134
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		928	886,639
Imprivata, Inc., Term Loan, 5.75%, (SOFR + 4.25%), 12/1/27		225	218,250
MedAssets Software Intermediate Holdings, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/18/28		1,097	1,028,672
Navicure, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,667	1,579,186
Project Ruby Ultimate Parent Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/3/28		1,037	973,366
Verscend Holding Corp., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,212	2,122,112
			$ 12,582,207
Hotels, Restaurants & Leisure — 2.1%
Carnival Corporation:
Term Loan, 3.974%, (EURIBOR + 3.75%), 6/30/25(20)	EUR	1,485	$ 1,443,252
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		1,274	1,189,279
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		2,687	2,417,850
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,905	1,759,149

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's, Inc., Term Loan, 6/29/29(22)		750	$ 715,313
Fertitta Entertainment, LLC, Term Loan, 5.525%, (SOFR + 4.00%), 1/27/29		4,202	3,879,428
Four Seasons Hotels Limited, Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 11/30/23		1,021	1,011,560
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	1,850	1,836,925
Hilton Grand Vacations Borrower, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 8/2/28		918	860,913
IRB Holding Corp.:
Term Loan, 4.238%, (SOFR + 3.15%), 12/15/27		298	284,804
Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 2/5/25		2,188	2,081,325
Oravel Stays Singapore Pte, Ltd., Term Loan, 10.44%, (3 mo. USD LIBOR + 8.25%), 6/23/26		545	470,993
Playa Resorts Holding B.V., Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), 4/29/24		2,461	2,333,150
Scientific Games Holdings, L.P., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	962,367
SeaWorld Parks & Entertainment, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 3.00%), 8/25/28		893	842,111
SMG US Midco 2, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 1/23/25		239	225,115
Stars Group Holdings B.V. (The), Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 7/21/26		2,258	2,151,627
Travel Leaders Group, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 1/25/24		936	839,475
Twin River Worldwide Holdings, Inc., Term Loan, 4.37%, (1 mo. USD LIBOR + 3.25%), 10/2/28		1,169	1,089,165
			$ 26,393,801
Household Durables — 1.1%
CFS Brands, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/20/25		263	$ 230,380
Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		4,242	4,377,567
Serta Simmons Bedding, LLC:
Term Loan, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23		2,448	2,398,401
Term Loan - Second Lien, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23		8,094	5,564,530
Solis IV B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	923,069
			$ 13,493,947
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 7.649%, (SOFR + 6.00%), 12/22/26		398	$ 390,040
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	$ 807,576
			$ 1,197,616
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Company, L.P., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 1/15/25		2,680	$ 2,583,425
Calpine Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 12/16/27		2,002	1,907,423
Longview Power, LLC, Term Loan, 12.232%, (3 mo. USD LIBOR + 10.00%), 7/30/25		42	42,589
			$ 4,533,437
Industrial Conglomerates — 0.2%
Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	1,025	$ 1,001,644
SPX Flow, Inc., Term Loan, 6.125%, (SOFR + 4.50%), 4/5/29		1,342	1,255,527
			$ 2,257,171
Insurance — 1.8%
Alliant Holdings Intermediate, LLC:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,667	$ 2,520,073
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/9/25		461	436,081
AmWINS Group, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 2/19/28		3,817	3,610,147
AssuredPartners, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/12/27		171	159,961
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	750	727,015
Hub International Limited:
Term Loan, 4.214%, (3 mo. USD LIBOR + 3.00%), 4/25/25		4,992	4,728,532
Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		1,828	1,736,478
NFP Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,115	2,892,160
Ryan Specialty Group, LLC, Term Loan, 4.625%, (SOFR + 3.00%), 9/1/27		1,695	1,635,494
USI, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,096	2,969,865
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,389	1,318,636
			$ 22,734,442

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services — 0.4%
Buzz Merger Sub, Ltd.:
Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/29/27		562	$ 532,554
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 1/29/27		60	57,678
Camelot U.S. Acquisition, LLC:
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,804	1,711,308
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,059	1,002,954
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28		547	525,360
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26		1,050	1,019,026
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	635,344
			$ 5,484,224
Internet & Direct Marketing Retail — 0.5%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	2,000	$ 1,965,954
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28		297	283,635
CNT Holdings I Corp., Term Loan, 4.69%, (1 mo. USD LIBOR + 3.50%), 11/8/27		691	657,336
Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	937	941,764
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		996	965,730
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	1,000	924,816
			$ 5,739,235
IT Services — 2.0%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,450	$ 1,394,262
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,113	2,830,521
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,096	994,733
Term Loan - Second Lien, 6.916%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,350	1,172,475
Cyxtera DC Holdings, Inc., Term Loan, 4.64%, (1 mo. USD LIBOR + 3.00%), 5/1/24		903	846,094
Endure Digital, Inc., Term Loan, 4.62%, (1 mo. USD LIBOR + 3.50%), 2/10/28		2,772	2,508,660
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
EP Purchaser, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/6/28		424	$ 405,655
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27		3,104	2,952,313
Go Daddy Operating Company, LLC, Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 8/10/27		1,078	1,036,035
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	741	724,423
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/5/28		667	620,482
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,668	2,539,900
Intrado Corporation, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/10/24		585	499,384
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28		1,119	1,048,482
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28		1,333	1,221,809
Sedgwick Claims Management Services, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,230	1,156,552
Skopima Merger Sub, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,489	1,377,094
Syniverse Holdings, Inc., Term Loan, 8.286%, (SOFR + 7.00%), 5/13/27		350	308,875
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	54	51,689
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	946	904,565
West Corporation, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 10/10/24		297	254,001
			$ 24,848,004
Leisure Products — 0.1%
Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	1,550	$ 1,441,586
Fender Musical Instruments Corporation, Term Loan, 5.226%, (SOFR + 4.00%), 12/1/28		323	305,686
			$ 1,747,272
Life Sciences Tools & Services — 0.6%
Avantor Funding, Inc., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	990	$ 972,196
Catalent Pharma Solutions, Inc., Term Loan, 3.625%, (1 mo. USD LIBOR + 2.00%), 2/22/28		825	815,022
Curia Global, Inc., Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/30/26		246	232,410

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
IQVIA, Inc.:
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/7/24		1,431	$ 1,400,389
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,363	1,333,292
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	1,000	937,915
Loire Finco Luxembourg S.a.r.l., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/21/27		343	324,193
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		1,359	1,286,461
			$ 7,301,878
Machinery — 2.3%
AI Alpine AT Bidco GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 10/31/25	EUR	750	$ 725,050
Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,542	1,479,596
Alliance Laundry Systems, LLC, Term Loan, 4.524%, (USD LIBOR + 3.50%), 10/8/27(20)		1,072	1,019,803
American Trailer World Corp., Term Loan, 5.375%, (SOFR + 3.50%), 3/3/28		893	799,858
Apex Tool Group, LLC, Term Loan, 6.534%, (SOFR + 5.25%), 2/8/29		3,363	2,964,750
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		1,538	1,294,799
CPM Holdings, Inc., Term Loan, 4.562%, (1 mo. USD LIBOR + 3.50%), 11/17/25		314	300,295
Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		444	406,374
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	993	920,480
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28		1,876	1,764,603
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	1,357	1,308,350
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 10/21/28		744	697,852
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	859	854,841
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/31/27		3,960	3,746,709
Granite Holdings US Acquisition Co., Term Loan, 6.313%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,259	1,190,439
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(21)		146	136,971
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Icebox Holdco III, Inc.: (continued)
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		703	$ 660,374
Illuminate Buyer, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 6/30/27		750	695,091
Penn Engineering & Manufacturing Corp., Term Loan, 3.25%, (3 mo. EURIBOR + 2.25%, Floor 1.00%), 6/27/24	EUR	1,188	1,164,404
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25		3,040	2,796,850
TK Elevator Topco GmbH, Term Loan, 3.625%, (6 mo. EURIBOR + 3.625%), 7/29/27	EUR	1,000	948,919
Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,204	1,131,499
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	1,500	1,423,771
			$ 28,431,678
Media — 2.0%
Axel Springer SE, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	$ 990,313
CMG Media Corporation, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/17/26		1,828	1,683,505
CSC Holdings, LLC:
Term Loan, 3.574%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,862	3,601,497
Term Loan, 3.574%, (1 mo. USD LIBOR + 2.25%), 1/15/26		1,040	968,124
Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,327	1,238,086
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		309	296,063
Diamond Sports Group, LLC:
Term Loan, 9.181%, (SOFR + 8.00%), 5/26/26		917	905,280
Term Loan - Second Lien, 4.431%, (SOFR + 3.25%), 8/24/26		3,015	720,796
Entercom Media Corp., Term Loan, 4.133%, (1 mo. USD LIBOR + 2.50%), 11/18/24		832	741,340
Entravision Communications Corporation, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 11/29/24		825	805,833
Gray Television, Inc.:
Term Loan, 3.562%, (1 mo. USD LIBOR + 2.50%), 2/7/24		255	249,939
Term Loan, 3.562%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	611,743
Term Loan, 4.062%, (1 mo. USD LIBOR + 3.00%), 12/1/28		945	906,258
Hubbard Radio, LLC, Term Loan, 5.92%, (1 mo. USD LIBOR + 4.25%), 3/28/25		734	704,335

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 5/1/26	444	$ 413,055
Magnite, Inc., Term Loan, 6.022%, (USD LIBOR + 5.00%), 4/28/28(20)	644	619,369
MJH Healthcare Holdings, LLC, Term Loan, 5.109%, (SOFR + 3.60%), 1/28/29	274	258,540
Nexstar Broadcasting, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 9/18/26	294	290,448
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25	1,660	1,580,332
Sinclair Television Group, Inc.:
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 9/30/26	632	581,160
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), 4/1/28	408	379,492
Univision Communications, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/15/26	6,855	6,503,472
		$ 25,048,980
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan, 17.642%, (1 mo. USD LIBOR + 16.00%), 14.642% cash, 3.00% PIK, 9/16/25	214	$ 218,415
Dynacast International, LLC:
Term Loan, 6.006%, (3 mo. USD LIBOR + 4.50%), 7/22/25	1,056	971,212
Term Loan, 10.506%, (3 mo. USD LIBOR + 9.00%), 10/22/25	407	380,998
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	494	465,709
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,110	1,039,211
		$ 3,075,545
Oil, Gas & Consumable Fuels — 1.0%
Buckeye Partners, L.P., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/1/26	2,713	$ 2,604,924
Centurion Pipeline Company, LLC:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 9/29/25	266	257,914
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 9/28/25	222	214,138
CITGO Holding, Inc., Term Loan, 8.666%, (1 mo. USD LIBOR + 7.00%), 8/1/23	241	239,219
CITGO Petroleum Corporation, Term Loan, 7.916%, (1 mo. USD LIBOR + 6.25%), 3/28/24	2,249	2,224,707
Delek US Holdings, Inc.:
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/31/25	1,354	1,300,671
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.: (continued)
Term Loan, 7.166%, (1 mo. USD LIBOR + 5.50%), 3/31/25		562	$ 558,198
Freeport LNG Investments, LLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28		668	595,174
Matador Bidco S.a.r.l., Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 10/15/26		1,715	1,654,975
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28		821	781,370
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25		319	312,189
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.666%, (1 mo. USD LIBOR + 8.00%), 8/27/26		782	784,742
UGI Energy Services, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,043	1,021,026
			$ 12,549,247
Paper & Forest Products — 0.0%(8)
Neenah, Inc., Term Loan, 6.75%, (USD Prime + 2.00%), 4/6/28		396	$ 394,020
			$ 394,020
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 8/18/25		971	$ 920,999
Rainbow Finco S.a.r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 2/24/29	EUR	1,000	939,225
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26		198	183,428
			$ 2,043,652
Pharmaceuticals — 1.6%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 975,249
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	1,000	966,734
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		229	223,670
Amneal Pharmaceuticals, LLC, Term Loan, 5.497%, (USD LIBOR + 3.50%), 5/4/25(20)		3,580	3,246,330
Bausch Health Companies, Inc., Term Loan, 6.549%, (SOFR + 5.25%), 2/1/27		3,134	2,701,096
Horizon Therapeutics USA, Inc.:
Term Loan, 3.375%, (1 mo. USD LIBOR + 1.75%), 3/15/28		1,926	1,863,042

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Horizon Therapeutics USA, Inc.: (continued)
Term Loan, 3.625%, (1 mo. USD LIBOR + 2.00%), 5/22/26		654	$ 633,899
Jazz Financing Lux S.a.r.l., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/5/28		1,609	1,537,793
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27		3,381	2,907,946
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27		1,939	1,664,523
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	587,834
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	942,107
PharmaZell GmbH, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	953,635
Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	1,000	939,225
			$ 20,143,083
Professional Services — 1.2%
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	988	$ 964,998
Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 2/4/28		1,407	1,338,587
APFS Staffing Holdings, Inc., Term Loan, 5.525%, (SOFR + 4.00%), 12/29/28		274	263,683
Blitz 20-487 GmbH, Term Loan, 3.20%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	1,000	953,635
Brown Group Holding, LLC:
Term Loan, 7/2/29(22)		250	241,250
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/7/28		223	213,081
CoreLogic, Inc., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 6/2/28		5,211	4,330,029
Deerfield Dakota Holding, LLC, Term Loan, 5.275%, (SOFR + 3.75%), 4/9/27		2,085	1,969,394
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		1,514	1,383,018
First Advantage Holdings, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/31/27		606	582,879
Rockwood Service Corporation, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 1/23/27		600	580,038
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 7/15/25	EUR	826	791,664
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Trans Union, LLC, Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,775	$ 1,698,519
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29		274	263,364
			$ 15,574,139
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,695	$ 5,369,465
			$ 5,369,465
Road & Rail — 1.3%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,123	$ 1,950,621
Hertz Corporation, (The):
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 6/30/28		1,041	982,431
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 6/30/28		198	187,021
Kenan Advantage Group, Inc., Term Loan, 5.383%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,216	2,072,194
Uber Technologies, Inc.:
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25		7,594	7,306,588
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 2/25/27		3,440	3,306,820
			$ 15,805,675
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29		1,275	$ 1,178,977
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24		1,712	753,077
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		247	242,818
MACOM Technology Solutions Holdings, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	257,779
MaxLinear, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 6/23/28		571	560,000
MKS Instruments, Inc., Term Loan, 4/11/29(22)	EUR	1,000	995,553
Synaptics Incorporated, Term Loan, 4.356%, (6 mo. USD LIBOR + 2.25%), 12/2/28		397	387,075
Ultra Clean Holdings, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 8/27/25		645	628,214
			$ 5,003,493

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 7.5%
Applied Systems, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24		4,493	$ 4,326,432
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		463	449,141
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		1,471	1,403,264
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25		2,881	2,765,641
Aptean, Inc.:
Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 4/23/26		826	790,166
Term Loan - Second Lien, 8.666%, (1 mo. USD LIBOR + 7.00%), 4/23/27		1,450	1,437,313
Astra Acquisition Corp.:
Term Loan, 6.916%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,622	1,413,536
Term Loan - Second Lien, 10.541%, (1 mo. USD LIBOR + 8.875%), 10/25/29		1,650	1,534,131
Avaya, Inc., Term Loan, 5.324%, (1 mo. USD LIBOR + 4.00%), 12/15/27		200	150,550
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	488	474,583
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25		2,721	2,536,334
Term Loan - Second Lien, 7.166%, (1 mo. USD LIBOR + 5.50%), 2/27/26		900	838,125
Barracuda Networks, Inc., Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		301	302,688
CDK Global, Inc., Term Loan, 7/6/29(22)		2,275	2,213,859
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25		869	783,821
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,492	1,417,281
Cloudera, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,793	2,578,869
Term Loan - Second Lien, 7.666%, (1 mo. USD LIBOR + 6.00%), 10/8/29		775	682,000
Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,736	1,551,734
Cornerstone OnDemand, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,347	1,209,718
Delta TopCo, Inc.:
Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,386	1,262,126
Term Loan - Second Lien, 9.336%, (3 mo. USD LIBOR + 7.25%), 12/1/28		1,950	1,706,250
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,282	$ 1,214,329
Epicor Software Corporation, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 7/30/27		780	736,038
Finastra USA, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		2,975	2,685,678
Fiserv Investment Solutions, Inc., Term Loan, 5.455%, (3 mo. USD LIBOR + 4.00%), 2/18/27		514	489,418
GoTo Group, Inc., Term Loan, 6.345%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,798	1,411,136
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	741	723,749
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/1/27		815	780,878
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24		7,628	7,389,581
IGT Holding IV AB, Term Loan, 2.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	950,142
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27		667	571,022
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27		2,481	2,135,969
MA FinanceCo., LLC:
Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(20)	EUR	886	870,889
Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25		1,594	1,462,667
Magenta Buyer, LLC:
Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		3,881	3,505,384
Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		1,050	988,313
Marcel LUX IV S.a.r.l.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,492,019
Term Loan, 5.565%, (SOFR + 4.00%), 12/31/27		95	91,584
Mavenir Systems, Inc., Term Loan, 6.205%, (3 mo. USD LIBOR + 4.75%), 8/18/28		374	349,748
McAfee, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	1,000	962,804
Term Loan, 5.145%, (SOFR + 4.00%), 3/1/29		2,800	2,547,300
Mediaocean, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/15/28		623	593,305
MH Sub I, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 9/13/24		397	374,633

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29		450	$ 432,844
Panther Commercial Holdings, L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		892	838,983
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	993	958,183
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 6/2/28		2,830	2,621,435
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28		2,488	2,320,760
RealPage, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 4/24/28		2,853	2,640,856
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,995	1,903,194
SolarWinds Holdings, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 2/5/24		1,145	1,098,598
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27		394	368,904
Sovos Compliance, LLC:
Term Loan, 6.152%, (1 mo. USD LIBOR + 4.50%), 8/11/28		110	104,417
Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 8/11/28		636	601,623
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 11/22/27	EUR	750	727,015
SurveyMonkey, Inc., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 10/10/25		623	603,825
Tibco Software, Inc.:
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 6/30/26		5,020	4,939,346
Term Loan - Second Lien, 8.92%, (1 mo. USD LIBOR + 7.25%), 3/3/28		475	468,766
Turing Midco, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/23/28		283	272,407
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		3,891	3,667,287
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,678	1,585,895
Veritas US, Inc.:
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	979	896,251
Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,424	1,998,064
Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		423	385,164
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,075	1,019,695
			$ 94,607,660
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 1.1%
Belron Finance US, LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28		839	$ 807,898
Belron Luxembourg S.a.r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	500	493,410
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	1,000	962,149
David's Bridal, Inc.:
Term Loan, 7.67%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 1.00% cash, 6.67% PIK, 6/30/23		667	615,433
Term Loan, 11.10%, (3 mo. USD LIBOR + 10.00%), 6.10% cash, 5.00% PIK, 6/23/23		556	535,804
Great Outdoors Group, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,413	2,213,277
Harbor Freight Tools USA, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 10/19/27		1,379	1,226,017
L1R HB Finance Limited, Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	750	493,584
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		2,910	2,737,804
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,241	1,076,242
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		2,412	2,274,344
			$ 13,435,962
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		924	$ 899,238
			$ 899,238
Thrifts & Mortgage Finance — 0.0%(8)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(18)		2,694	$ 542,266
			$ 542,266
Trading Companies & Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,383	$ 2,256,544
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,808	1,762,723
Hillman Group, Inc. (The):
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), 7/14/28(21)		72	67,296
Term Loan, 4.392%, (1 mo. USD LIBOR + 2.75%), 7/14/28		297	279,021
Patagonia Bidco Limited:
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	846	937,321

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Patagonia Bidco Limited: (continued)
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	154	$ 170,422
Quimper AB, Term Loan, 2.925%, (3 mo. EURIBOR + 2.925%), 2/16/26	EUR	1,875	1,746,311
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28		3,851	3,559,198
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		374	345,540
Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		993	913,100
TricorBraun Holdings, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/3/28		669	624,270
			$ 12,661,746
Transportation Infrastructure — 0.0%(8)
KKR Apple Bidco, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 9/23/28		174	$ 164,820
			$ 164,820
Wireless Telecommunication Services — 0.3%
Digicel International Finance Limited, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/28/24		4,838	$ 4,275,561
			$ 4,275,561
Total Senior Floating-Rate Loans (identified cost $733,328,267)			$ 662,117,499

Sovereign Government Bonds — 4.2%
Security	Principal Amount* (000's omitted)	Value
Angola — 0.0%(8)
Republic of Angola, 8.00%, 11/26/29(13)	519	$ 412,320
		$ 412,320
Argentina — 0.1%
Republic of Argentina, 2.00% to 7/9/22, 1/9/38(14)	2,915	$ 833,724
		$ 833,724
Armenia — 0.1%
Republic of Armenia:
3.60%, 2/2/31(13)	839	$ 583,305
3.95%, 9/26/29(13)	447	333,775
Security	Principal Amount* (000's omitted)		Value
Armenia (continued)
Republic of Armenia: (continued)
7.15%, 3/26/25(13)		201	$ 198,950
			$ 1,116,030
Azerbaijan — 0.1%
Republic of Azerbaijan, 3.50%, 9/1/32(13)		902	$ 721,940
			$ 721,940
Bahrain — 0.2%
Kingdom of Bahrain:
6.75%, 9/20/29(13)		1,040	$ 998,195
7.375%, 5/14/30(13)		1,324	1,310,548
			$ 2,308,743
Barbados — 0.2%
Government of Barbados, 6.50%, 10/1/29(1)		3,080	$ 2,971,911
			$ 2,971,911
Belarus — 0.0%(8)
Republic of Belarus, 5.875%, 2/24/26(13)		240	$ 39,600
			$ 39,600
Benin — 0.0%(8)
Benin Government International Bond, 6.875%, 1/19/52(13)	EUR	919	$ 661,874
			$ 661,874
Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$ 311,373
4.625%, 1/13/28		1,850	1,730,930
			$ 2,042,303
Chile — 0.1%
Chile Government International Bond:
2.45%, 1/31/31		465	$ 397,648
3.24%, 2/6/28		260	245,095
3.50%, 1/25/50		845	648,638
			$ 1,291,381
Colombia — 0.1%
Colombia Government International Bond, 3.25%, 4/22/32		1,314	$ 952,763
			$ 952,763

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Croatia — 0.0%(8)
Croatia Government International Bond, 1.75%, 3/4/41(13)	EUR	916	$ 705,677
			$ 705,677
Dominican Republic — 0.2%
Dominican Republic:
4.50%, 1/30/30(13)		734	$ 591,287
6.00%, 2/22/33(1)		150	125,334
6.40%, 6/5/49(13)		309	231,605
6.85%, 1/27/45(13)		599	475,366
7.45%, 4/30/44(13)		868	743,853
			$ 2,167,445
Ecuador — 0.1%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(13)(14)		2,958	$ 1,071,211
			$ 1,071,211
Egypt — 0.2%
Arab Republic of Egypt:
5.80%, 9/30/27(13)		1,433	$ 1,014,174
8.15%, 11/20/59(13)		1,288	748,928
8.50%, 1/31/47(13)		601	357,858
8.70%, 3/1/49(13)		452	271,209
8.875%, 5/29/50(13)		355	216,687
			$ 2,608,856
El Salvador — 0.1%
Republic of El Salvador:
7.125%, 1/20/50(13)		150	$ 48,011
7.75%, 1/24/23(13)		989	695,411
			$ 743,422
Ethiopia — 0.0%(8)
Ethiopia Government International Bond, 6.625%, 12/11/24(13)		500	$ 286,200
			$ 286,200
Gabon — 0.0%(8)
Gabon Government International Bond, 6.625%, 2/6/31(13)		880	$ 653,215
			$ 653,215
Security	Principal Amount* (000's omitted)		Value
Georgia — 0.0%(8)
Georgia Government International Bond, 2.75%, 4/22/26(13)		200	$ 166,216
			$ 166,216
Guatemala — 0.0%(8)
Guatemala Government International Bond, 5.375%, 4/24/32(13)		338	$ 312,082
			$ 312,082
Honduras — 0.2%
Honduras Government International Bond:
5.625%, 6/24/30(13)		1,461	$ 991,304
6.25%, 1/19/27(13)		557	438,083
7.50%, 3/15/24(13)		642	607,078
			$ 2,036,465
Hungary — 0.0%(8)
Hungary Government International Bond, 2.125%, 9/22/31(13)		815	$ 631,706
			$ 631,706
India — 0.1%
Export-Import Bank of India, 2.25%, 1/13/31(13)		992	$ 782,374
			$ 782,374
Indonesia — 0.2%
Indonesia Government International Bond, 3.55%, 3/31/32		2,200	$ 2,002,000
			$ 2,002,000
Iraq — 0.1%
Republic of Iraq:
5.80%, 1/15/28(13)		1,571	$ 1,415,500
6.752%, 3/9/23(13)		491	480,566
			$ 1,896,066
Ivory Coast — 0.1%
Ivory Coast Government International Bond:
5.25%, 3/22/30(13)	EUR	709	$ 583,193
6.625%, 3/22/48(13)	EUR	740	522,070
6.875%, 10/17/40(13)	EUR	402	301,065
			$ 1,406,328

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Jordan — 0.1%
Kingdom of Jordan:
5.85%, 7/7/30(13)		300	$ 238,446
7.375%, 10/10/47(13)		438	323,025
7.75%, 1/15/28(13)		200	187,000
			$ 748,471
Lebanon — 0.0%(8)
Lebanese Republic:
5.80%, 4/14/20(13)(18)		57	$ 3,634
6.00%, 1/27/23(13)(18)		253	16,129
6.10%, 10/4/22(13)(18)		972	61,965
6.15%, 6/19/20(18)		75	4,781
6.20%, 2/26/25(13)(18)		80	5,100
6.25%, 5/27/22(18)		130	8,288
6.25%, 11/4/24(13)(18)		16	1,020
6.25%, 6/12/25(13)(18)		287	18,296
6.375%, 3/9/20(18)		1,110	70,762
6.40%, 5/26/23(18)		13	829
6.65%, 4/22/24(13)(18)		567	36,146
6.65%, 11/3/28(13)(18)		207	13,196
6.75%, 11/29/27(13)(18)		4	255
6.85%, 5/25/29(18)		5	319
7.00%, 3/20/28(13)(18)		506	32,257
7.05%, 11/2/35(13)(18)		86	5,483
7.15%, 11/20/31(13)(18)		451	28,751
8.20%, 5/17/33(18)		156	9,945
8.25%, 4/12/21(13)(18)		402	25,628
8.25%, 5/17/34(18)		129	8,224
			$ 351,008
Macedonia — 0.0%(8)
North Macedonia Government International Bond, 1.625%, 3/10/28(13)	EUR	300	$ 236,823
			$ 236,823
Morocco — 0.0%(8)
Morocco Government International Bond, 3.00%, 12/15/32(13)		365	$ 251,318
			$ 251,318
Mozambique — 0.0%(8)
Mozambique Government International Bond, 5.00%, 9/15/31(13)		213	$ 154,979
			$ 154,979
Security	Principal Amount* (000's omitted)		Value
Oman — 0.2%
Oman Government International Bond:
6.25%, 1/25/31(13)		839	$ 812,469
6.50%, 3/8/47(13)		208	175,286
6.75%, 1/17/48(13)		406	351,413
7.375%, 10/28/32(13)		1,065	1,103,472
			$ 2,442,640
Pakistan — 0.0%(8)
Islamic Republic of Pakistan, 8.875%, 4/8/51(13)		529	$ 317,876
			$ 317,876
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		1,100	$ 1,192,242
			$ 1,192,242
Paraguay — 0.0%(8)
Republic of Paraguay, 4.95%, 4/28/31(13)		577	$ 534,728
			$ 534,728
Peru — 0.1%
Peruvian Government International Bond:
2.783%, 1/23/31		926	$ 789,553
3.30%, 3/11/41		447	339,749
			$ 1,129,302
Romania — 0.1%
Romania Government International Bond:
3.375%, 1/28/50(13)	EUR	518	$ 324,464
4.625%, 4/3/49(13)	EUR	1,115	833,717
			$ 1,158,181
Serbia — 0.1%
Serbia Government International Bond, 2.125%, 12/1/30(13)		1,000	$ 736,570
			$ 736,570
South Africa — 0.0%(8)
Republic of South Africa, 5.875%, 4/20/32		624	$ 534,219
			$ 534,219
Sri Lanka — 0.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(13)		658	$ 213,533

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
6.20%, 5/11/27(13)	400	$ 130,126
6.35%, 6/28/24(13)	400	129,952
6.75%, 4/18/28(13)	1,089	351,468
6.85%, 3/14/24(13)	481	156,465
6.85%, 11/3/25(13)	200	65,957
		$ 1,047,501
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(13)(18)	5,751	$ 4,695,692
		$ 4,695,692
Ukraine — 0.1%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(13)(24)	1,614	$ 409,291
6.876%, 5/21/29(13)	1,629	403,666
		$ 812,957
United Arab Emirates — 0.2%
Finance Department Government of Sharjah, 4.375%, 3/10/51(13)	2,625	$ 1,873,594
UAE Government International Bond, 4.951%, 7/7/52(13)(25)	650	658,130
		$ 2,531,724
Uruguay — 0.1%
Uruguay Government International Bond, 7.625%, 3/21/36	710	$ 892,226
		$ 892,226
Uzbekistan — 0.1%
Republic of Uzbekistan:
3.90%, 10/19/31(13)	564	$ 400,912
4.75%, 2/20/24(13)	355	339,549
5.375%, 2/20/29(13)	300	264,813
		$ 1,005,274
Zambia — 0.1%
Zambia Government International Bond:
5.375%, 9/20/22(13)	330	$ 189,215
8.97%, 7/30/27(13)	894	525,672
		$ 714,887
Total Sovereign Government Bonds (identified cost $65,594,100)		$ 52,310,470
Sovereign Loans — 0.7%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.2%
Government of Kenya, Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$2,700	$ 2,471,591
		$ 2,471,591
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 7.745%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(26)	$1,507	$ 1,491,833
		$ 1,491,833
Tanzania — 0.4%
Government of the United Republic of Tanzania:
Term Loan, 7.226%, (6 mo. USD LIBOR + 5.20%), 5/23/23(2)	$486	$ 480,193
Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	4,410	4,014,330
		$ 4,494,523
Total Sovereign Loans (identified cost $9,095,177)		$ 8,457,947

U.S. Government Agency Mortgage-Backed Securities — 32.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 5/1/50	$3,793	$ 3,562,440
3.50%, with various maturities to 2052	32,871	31,834,879
5.50%, 5/1/32	281	296,582
6.50%, with various maturities to 2036	1,973	2,119,954
7.00%, with various maturities to 2036	1,690	1,835,772
7.50%, with various maturities to 2035	996	1,059,075
8.00%, with various maturities to 2030	176	189,235
8.50%, 12/25/22	1	1,189
9.00%, with various maturities to 2031	18	20,299
Federal National Mortgage Association:
2.337%, (6 mo. USD LIBOR + 1.54%), 9/1/37(27)	533	545,432
2.557%, (COF + 1.30%), 10/1/36(27)	460	477,173
2.634%, (1 yr. CMT + 2.26%), 8/1/36(27)	3,202	3,313,471
3.50%, with various maturities to 2052	23,507	22,771,966
4.50%, with various maturities to 2052	28,067	28,291,856
5.00%, with various maturities to 2052	8,182	8,443,355
5.00%, 30-Year, TBA(28)	40,670	41,496,099

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2033	$404	$ 428,394
6.00%, with various maturities to 2029	359	370,329
6.335%, (COF + 2.00%, Floor 6.335%), 7/1/32(27)	598	663,048
6.50%, with various maturities to 2036	8,181	8,774,300
6.75%, 7/1/23	5	5,196
7.00%, with various maturities to 2037	1,907	2,058,782
7.50%, with various maturities to 2035	903	986,723
7.972%, 9/15/27(6)	62	64,252
8.00%, with various maturities to 2027	80	82,778
8.173%, 9/20/28(6)	13	13,901
8.23%, 10/15/29(6)	16	16,228
8.281%, 6/15/27(6)	22	23,094
8.50%, with various maturities to 2037	232	252,033
9.00%, with various maturities to 2032	225	240,136
9.50%, with various maturities to 2030	44	46,900
Government National Mortgage Association:
3.00%, with various maturities to 2052	133,667	126,281,344
3.50%, 3/20/52	5,951	5,788,737
4.00%, 9/20/49	360	361,182
4.50%, with various maturities to 2052	2,638	2,691,255
4.50%, 30-Year, TBA(28)	9,300	9,365,428
5.00%, with various maturities to 2052	50,500	51,823,099
5.00%, 30-Year, TBA(28)	45,000	46,104,235
6.00%, 5/15/24	58	58,814
6.50%, 8/15/24	362	368,919
7.00%, 4/20/26	72	75,114
7.50%, with various maturities to 2032	1,000	1,063,793
8.00%, with various maturities to 2034	1,062	1,135,539
9.00%, 12/15/25	95	99,899
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $421,047,150)		$ 405,502,229

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(10)(11)	78,565	$ 0
		$ 0
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(9)(10)(11)	7,886	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(8)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(9)(11)	2,257,600	$ 0
		$ 0
Surface Transport — 0.0%(8)
Hertz Corp., Escrow Certificates(10)	$364,000	$ 23,660
		$ 23,660
Total Miscellaneous (identified cost $0)		$ 23,660

Short-Term Investments — 3.0%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(29)	36,669,816	$ 36,669,816
Total Affiliated Fund (identified cost $36,669,816)		$ 36,669,816

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 7/19/22(30)	$265	$ 264,865
0.00%, 7/26/22(30)	235	234,834
Total U.S. Treasury Obligations (identified cost $499,663)		$ 499,699
Total Short-Term Investments (identified cost $37,169,479)		$ 37,169,515
Total Investments — 168.3% (identified cost $2,380,250,130)		$2,115,441,057
Less Unfunded Loan Commitments — (0.1)%		$ (822,534)
Net Investments — 168.2% (identified cost $2,379,427,596)		$2,114,618,523
Other Assets, Less Liabilities — (51.0)%		$ (641,262,898)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.2)%		$ (216,055,379)
Net Assets Applicable to Common Shares — 100.0%		$1,257,300,246
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $612,958,992 or 48.8% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2022.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Amount is less than 0.05%.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Restricted security.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $77,073,131 or 6.1% of the Fund's net assets applicable to common shares.
(14)	Step coupon security. Interest rate represents the rate in effect at June 30, 2022.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(21)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2022, the total value of unfunded loan commitments is $761,101.
(22)	This Senior Loan will settle after June 30, 2022, at which time the interest rate will be determined.

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

(23)	Fixed-rate loan.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	When-issued security.
(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2022.
(28)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(30)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,536,191	EUR	2,367,375	9/21/22	$ 41,494
USD	2,021,158	EUR	1,886,624	9/21/22	33,067
USD	1,215,712	EUR	1,134,791	9/21/22	19,890
USD	1,103,283	EUR	1,029,845	9/21/22	18,050
					$112,501
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,777,831	USD	2,936,911	Bank of America, N.A.	7/5/22	$ —	$ (25,883)
EUR	42,194,034	USD	44,111,753	Standard Chartered Bank	7/5/22	105,485	—
USD	48,256,201	EUR	44,971,865	Standard Chartered Bank	7/5/22	1,127,935	—
EUR	377,959	USD	406,952	HSBC Bank USA, N.A.	7/15/22	—	(10,617)
USD	160,042	EUR	152,556	HSBC Bank USA, N.A.	7/15/22	68	—
USD	79,878	EUR	76,166	HSBC Bank USA, N.A.	7/15/22	9	—
CAD	20,150	USD	15,545	Bank of America, N.A.	7/29/22	109	—
CAD	3,211	USD	2,477	Bank of America, N.A.	7/29/22	18	—
CAD	13,126	USD	10,334	Bank of America, N.A.	7/29/22	—	(137)
EUR	138,897	USD	145,291	Bank of America, N.A.	7/29/22	494	—
EUR	59,273	USD	62,002	Bank of America, N.A.	7/29/22	211	—
EUR	37,637	USD	39,906	Bank of America, N.A.	7/29/22	—	(402)
EUR	117,493	USD	124,044	Bank of America, N.A.	7/29/22	—	(724)
EUR	185,382	USD	195,459	Bank of America, N.A.	7/29/22	—	(883)
EUR	63,214	USD	67,448	Bank of America, N.A.	7/29/22	—	(1,099)
EUR	70,297	USD	75,655	Bank of America, N.A.	7/29/22	—	(1,871)
EUR	322,657	USD	341,206	Bank of America, N.A.	7/29/22	—	(2,547)

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	392,395	USD	418,679	Bank of America, N.A.	7/29/22	$ —	$ (6,822)
EUR	263,831	USD	283,939	Bank of America, N.A.	7/29/22	—	(7,023)
EUR	26,624	USD	28,154	Goldman Sachs International	7/29/22	—	(210)
EUR	978,483	USD	1,019,188	HSBC Bank USA, N.A.	7/29/22	7,824	—
EUR	64,896	USD	67,596	HSBC Bank USA, N.A.	7/29/22	519	—
EUR	49,081	USD	51,533	HSBC Bank USA, N.A.	7/29/22	—	(18)
EUR	79,321	USD	83,846	State Street Bank and Trust Company	7/29/22	—	(591)
EUR	28,739	USD	30,420	UBS AG	7/29/22	—	(256)
GBP	7,847	USD	9,633	Bank of America, N.A.	7/29/22	—	(77)
GBP	17,083	USD	21,090	Bank of America, N.A.	7/29/22	—	(287)
GBP	171,786	USD	214,755	Bank of America, N.A.	7/29/22	—	(5,555)
GBP	67,780	USD	81,759	Citibank, N.A.	7/29/22	783	—
GBP	17,384	USD	21,084	Citibank, N.A.	7/29/22	86	—
GBP	4,336	USD	5,259	Citibank, N.A.	7/29/22	22	—
GBP	3,666	USD	4,503	Citibank, N.A.	7/29/22	—	(38)
GBP	6,786	USD	8,334	Citibank, N.A.	7/29/22	—	(70)
GBP	7,829	USD	9,616	Citibank, N.A.	7/29/22	—	(81)
GBP	37,963	USD	46,776	Citibank, N.A.	7/29/22	—	(545)
GBP	12,969	USD	15,915	HSBC Bank USA, N.A.	7/29/22	—	(121)
GBP	2,046	USD	2,558	JPMorgan Chase Bank, N.A.	7/29/22	—	(66)
USD	516,056	CAD	661,158	Bank of America, N.A.	7/29/22	2,425	—
USD	7,497,116	EUR	7,061,135	Bank of America, N.A.	7/29/22	85,776	—
USD	6,895,400	EUR	6,500,000	Bank of America, N.A.	7/29/22	73,026	—
USD	6,299,098	EUR	5,946,000	Bank of America, N.A.	7/29/22	58,200	—
USD	6,397,021	EUR	6,063,731	Bank of America, N.A.	7/29/22	32,554	—
USD	823,755	EUR	775,851	Bank of America, N.A.	7/29/22	9,425	—
USD	742,582	EUR	700,000	Bank of America, N.A.	7/29/22	7,864	—
USD	691,778	EUR	653,000	Bank of America, N.A.	7/29/22	6,392	—
USD	717,856	EUR	680,455	Bank of America, N.A.	7/29/22	3,653	—
USD	104,948	EUR	99,000	Bank of America, N.A.	7/29/22	1,038	—
USD	11,661	EUR	11,000	Bank of America, N.A.	7/29/22	115	—
USD	107,732	EUR	102,842	Bank of America, N.A.	7/29/22	—	(211)
USD	265,174	EUR	253,143	Citibank, N.A.	7/29/22	—	(524)
USD	3,246,378	EUR	3,077,345	Deutsche Bank AG	7/29/22	16,409	—
USD	310,695	EUR	288,954	Deutsche Bank AG	7/29/22	7,410	—
USD	184,501	EUR	177,128	HSBC Bank USA, N.A.	7/29/22	—	(1,412)
USD	185,951	EUR	175,665	JPMorgan Chase Bank, N.A.	7/29/22	1,574	—
USD	6,329,702	EUR	5,963,393	State Street Bank and Trust Company	7/29/22	70,549	—
USD	6,314,284	EUR	5,952,804	State Street Bank and Trust Company	7/29/22	66,245	—
USD	6,035,834	EUR	5,687,924	State Street Bank and Trust Company	7/29/22	65,811	—
USD	5,840,520	EUR	5,511,555	State Street Bank and Trust Company	7/29/22	55,614	—
USD	3,248,023	EUR	3,077,345	State Street Bank and Trust Company	7/29/22	18,053	—
USD	1,040,939	EUR	983,111	State Street Bank and Trust Company	7/29/22	9,069	—
USD	197,478	EUR	185,584	State Street Bank and Trust Company	7/29/22	2,690	—
USD	104,977	EUR	99,312	State Street Bank and Trust Company	7/29/22	740	—

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	49,692	EUR	46,699	State Street Bank and Trust Company	7/29/22	$ 677	$ —
USD	3,666,457	GBP	2,919,467	Bank of America, N.A.	7/29/22	111,154	—
USD	346,484	GBP	275,892	Bank of America, N.A.	7/29/22	10,504	—
USD	88,253	GBP	69,926	Bank of America, N.A.	7/29/22	3,098	—
USD	112,412	GBP	92,221	Bank of America, N.A.	7/29/22	106	—
USD	378,890	GBP	310,691	State Street Bank and Trust Company	7/29/22	533	—
USD	2,570	GBP	2,111	State Street Bank and Trust Company	7/29/22	—	(1)
USD	101,292	GBP	83,203	State Street Bank and Trust Company	7/29/22	—	(32)
USD	44,192,723	EUR	42,194,034	Standard Chartered Bank	8/2/22	—	(105,779)
EUR	1,000,000	USD	1,059,774	Bank of America, N.A.	8/31/22	—	(7,645)
USD	511,701	EUR	475,584	Bank of America, N.A.	8/31/22	11,326	—
USD	1,061,493	EUR	1,000,000	State Street Bank and Trust Company	8/31/22	9,363	—
USD	129,239	EUR	120,000	UBS AG	8/31/22	2,984	—
USD	687,834	GBP	545,586	UBS AG	8/31/22	22,988	—
USD	6,155,745	EUR	5,810,051	Standard Chartered Bank	9/30/22	29,095	—
USD	6,071,711	EUR	5,733,097	Standard Chartered Bank	9/30/22	26,209	—
USD	5,913,520	EUR	5,579,188	State Street Bank and Trust Company	9/30/22	30,314	—
USD	5,427,227	EUR	5,121,973	State Street Bank and Trust Company	9/30/22	26,150	—
USD	5,873,981	GBP	4,810,506	State Street Bank and Trust Company	9/30/22	8,286	—
						$2,130,982	$(181,527)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(2)	Short	9/8/22	$ (260,290)	$ (985)
Euro-Bund	(13)	Short	9/8/22	(2,026,882)	10,762
Euro-Buxl	(8)	Short	9/8/22	(1,371,222)	26,855
U.S. 5-Year Treasury Note	(827)	Short	9/30/22	(92,830,750)	874,493
U.S. 10-Year Treasury Note	(1,025)	Short	9/21/22	(121,494,531)	1,626,524
U.S. Long Treasury Bond	(197)	Short	9/21/22	(27,309,125)	435,933
U.S. Ultra-Long Treasury Bond	(45)	Short	9/21/22	(6,945,469)	156,559
					$3,130,141

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$3,431	1.00% (pays quarterly)(1)	1.43%	6/20/27	$(65,296)	$21,677	$(43,619)
Total	$3,431				$(65,296)	$21,677	$(43,619)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$2,041	1.00% (pays quarterly)(1)	2.39%	12/20/31	$(211,335)	$86,408	$(124,927)
Total		$2,041				$(211,335)	$86,408	$(124,927)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,472,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At June 30, 2022, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,480	$0
Total Common Stocks			$1,370,480	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$ 555,000	$0
Total Convertible Preferred Stocks			$555,000	$0
Total Restricted Securities			$1,925,480	$0
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $47,391,265, which represents 3.8% of the Fund's net assets applicable to common shares. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.281%, 7/15/50	$1,866,948	$ —	$ —	$ —	$(62,583)	$1,816,116	$33,156	$2,000,000

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$2,984,932	$ —	$ —	$ —	$(140,294)	$2,847,659	$29,851	$3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,236,954	—	—	—	(21,940)	1,216,803	15,373	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,644,734	—	—	—	(128,630)	2,548,865	69,928	4,488,667
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34	562,594	—	—	—	(10,074)	552,520	4,854	569,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36	1,769,714	—	—	—	(30,228)	1,739,486	17,906	1,845,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	46,252,658	45,303,626	(91,556,972)	5,074	(4,386)	—	317	—
Liquidity Fund, Institutional Class(1)	—	221,487,820	(184,818,004)	—	—	36,669,816	57,404	36,669,816
Total				$5,074	$(398,135)	$47,391,265	$228,789
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 96,848,680	$ —	$ 96,848,680
Closed-End Funds	20,857,158	—	—	20,857,158
Collateralized Mortgage Obligations	—	87,915,883	—	87,915,883
Commercial Mortgage-Backed Securities	—	85,836,824	—	85,836,824

Eaton Vance
Limited Duration Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 1,223,541	$ 4,823,870	$ 968,270	$ 7,015,681
Convertible Bonds	—	2,217,780	—	2,217,780
Convertible Preferred Stocks	—	3,210,996	0	3,210,996
Corporate Bonds	—	643,498,103	—	643,498,103
Preferred Stocks	1,649,986	808,646	0	2,458,632
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	661,038,366	256,599	661,294,965
Sovereign Government Bonds	—	52,310,470	—	52,310,470
Sovereign Loans	—	8,457,947	—	8,457,947
U.S. Government Agency Mortgage-Backed Securities	—	405,502,229	—	405,502,229
Warrants	—	0	0	0
Miscellaneous	—	23,660	0	23,660
Short-Term Investments:
Affiliated Fund	36,669,816	—	—	36,669,816
U.S. Treasury Obligations	—	499,699	—	499,699
Total Investments	$60,400,501	$2,052,993,153	$1,224,869	$2,114,618,523
Forward Foreign Currency Exchange Contracts	$ —	$ 2,243,483	$ —	$ 2,243,483
Futures Contracts	3,131,126	—	—	3,131,126
Total	$63,531,627	$2,055,236,636	$1,224,869	$2,119,993,132
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (181,527)	$ —	$ (181,527)
Futures Contracts	(985)	—	—	(985)
Swap Contracts	—	(276,631)	—	(276,631)
Total	$ (985)	$ (458,158)	$ —	$ (459,143)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.